UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1523

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.

(a)

Muzinich Credit Opportunities Fund
Institutional Class | MZCIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Muzinich Credit Opportunities Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/credit-opportunities-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	0.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Credit Opportunities Fund institutional units produced a positive return for the year but underperformed the ICE BofA Global Corporate and High Yield (GI00) USD hedged. Over the reporting period, markets were significantly impacted by rising US government yields. During this time, we decreased our cash and Treasury positions and invested in global corporate credit. Overall, we reduced the Fund’s duration, reducing exposure at the long end of the curve. The Fund’s allocations to high-yield bonds and floating-rate paper significantly contributed to portfolio returns. Conversely, the portfolio’s style avoidance of lower-quality high yield (CCC rated) was an opportunity cost in a year where CCCs outperformed BB/B-rated bonds. Our allocation to European investment grade notably outperformed its benchmark due to our focus on BBB-rated bonds and subordinated credit. On a sector basis, our allocation to banking most meaningfully contributed to returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted over the 10-year period ended December 31, 2024. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Muzinich Credit Opportunities Fund	PAGE 1	TSR-AR-74316J540

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	4.20	1.93	3.24
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
ICE BofA Global Corporate & High Yield Index USD Hedged	4.73	1.35	3.12
Visit https://www.muzinichusfunds.com/strategies/credit-opportunities-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Transaction costs are not calculated in the returns for the ICE BofA Global Corporate & High Yield Index (USD 100% Hedged).
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$159,741,796
Number of Holdings	267
Net Advisory Fee	$948,736
Portfolio Turnover	164%
30-Day SEC Yield	4.44%
30-Day SEC Yield Unsubsidized	4.19%
Visit https://www.muzinichusfunds.com/strategies/credit-opportunities-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers (% of Net Assets)
United States Treasury Bill	5.0%
Ford Motor Credit Co LLC	1.9%
CaixaBank SA	1.2%
Blackrock European Clo XIII DAC	1.1%
Netflix Inc	1.1%
Hewlett Packard Enterprise Co	1.0%
T-Mobile USA Inc	1.0%
Wintershall Dea Finance 2 BV	0.9%
American Tower Corp	0.8%
Morgan Stanley	0.8%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/credit-opportunities-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Credit Opportunities Fund	PAGE 2	TSR-AR-74316J540

Muzinich Credit Opportunities Fund
Supra Institutional Class | MZCSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Muzinich Credit Opportunities Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/credit-opportunities-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$61	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Credit Opportunities Fund supra institutional units produced a positive return but underperformed the ICE BofA Global Corporate and High Yield (GI00) USD hedged. Over the reporting period, markets were significantly impacted by rising US government yields. During this time, we decreased our cash and Treasury positions and invested in global corporate credit. Overall, we reduced the Fund’s duration, reducing exposure at the long end of the curve. The Fund’s allocations to high-yield bonds and floating-rate paper significantly contributed to portfolio returns. Conversely, the portfolio’s style avoidance of lower-quality high yield (CCC rated) was an opportunity cost in a year where CCCs outperformed BB/B-rated bonds. Our allocation to European investment grade notably outperformed its benchmark due to our focus on BBB-rated bonds and subordinated credit. On a sector basis, our allocation to banking most meaningfully contributed to returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $5,000,000 chart reflects a hypothetical $5,000,000 investment in the class of shares noted over the 10-year period ended December 31, 2024. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $5,000,000)
Muzinich Credit Opportunities Fund	PAGE 1	TSR-AR-74316J532

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Supra Institutional Class (without sales charge)	4.28	1.98	3.30
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
ICE BofA Global Corporate & High Yield Index USD Hedged	4.73	1.35	3.12
Visit https://www.muzinichusfunds.com/strategies/credit-opportunities-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Transaction costs are not calculated in the returns for the ICE BofA Global Corporate & High Yield Index (USD 100% Hedged).
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$159,741,796
Number of Holdings	267
Net Advisory Fee	$948,736
Portfolio Turnover	164%
30-Day SEC Yield	4.48%
30-Day SEC Yield Unsubsidized	4.25%
Visit https://www.muzinichusfunds.com/strategies/credit-opportunities-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers (% of Net Assets)
United States Treasury Bill	5.0%
Ford Motor Credit Co LLC	1.9%
CaixaBank SA	1.2%
Blackrock European Clo XIII DAC	1.1%
Netflix Inc	1.1%
Hewlett Packard Enterprise Co	1.0%
T-Mobile USA Inc	1.0%
Wintershall Dea Finance 2 BV	0.9%
American Tower Corp	0.8%
Morgan Stanley	0.8%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/credit-opportunities-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Credit Opportunities Fund	PAGE 2	TSR-AR-74316J532

Muzinich Flexible U.S. High Yield Income Fund
Institutional Class | MZHIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield Income Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Flexible U.S. High Yield Income Fund’s institutional units produced a positive return for the year, outperforming its benchmark, the ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Index (JVC4). We have remained committed to maintaining the Fund as fully invested as practicable to capture the benefits of the higher yield and positive convexity of high yield bonds. Fund performance vs. the benchmark meaningfully benefitted from exposure to lower rated credits (including our off-benchmark exposure to CCCs). On a sector basis, strong credit selection in technology, cable/satellite TV, energy, and homebuilders/real estate, bolstered returns, while exposure to select healthcare bonds detracted from relative performance. Towards the end of the reporting period, we reduced exposure to sectors which might be impacted by tariffs and global demand, such as chemicals and automotives. We also shifted moderately lower in credit quality (adding single Bs), as we are encouraged by the solid fundamental outlook and resilient US economy. As of December 31, 2024, the five largest sectors in the Fund by weighting are energy, homebuilders/real estate, diversified financial services, healthcare, and telecommunications
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted over the 7-year period ended December 31, 2024. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Muzinich Flexible U.S. High Yield Income Fund	PAGE 1	TSR-AR-74316J573

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/27/2017)
Institutional Class	7.65	3.11	4.04
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.21
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index	7.08	4.17	4.70
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index (USD)	6.91	3.67	4.68
Visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Transaction costs are not calculated in the returns for the ICE BofA 1-5 Year BB-B Cash Pay High Yield Constrained Total Return Index and the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$59,062,785
Number of Holdings	272
Net Advisory Fee	$34,253
Portfolio Turnover	91%
30-Day SEC Yield	6.45%
30-Day SEC Yield Unsubsidized	6.08%
Visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund for more recent performance information.
Muzinich Flexible U.S. High Yield Income Fund	PAGE 2	TSR-AR-74316J573

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers (% of Net Assets)
CCO Holdings LLC / CCO Holdings Capital Corp	1.9%
Service Properties Trust	1.8%
First American Treasury Obligations Fund	1.7%
Cloud Software Group Inc	1.5%
Venture Global LNG Inc	1.4%
Crescent Energy Finance LLC	1.3%
TransDigm Inc	1.3%
Rocket Software Inc	1.2%
Owens-Brockway Glass Container Inc	0.9%
Rakuten Group Inc	0.9%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Flexible U.S. High Yield Income Fund	PAGE 3	TSR-AR-74316J573

Muzinich Flexible U.S. High Yield Income Fund
Supra Institutional Class | MZHSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield Income Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$60	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Flexible U.S. High Yield Income Fund’s supra institutional units produced a positive return for the year, outperforming its benchmark, the ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Index (JVC4). We have remained committed to maintaining the Fund as fully invested as practicable to capture the benefits of the higher yield and positive convexity of high yield bonds. Fund performance vs. the benchmark meaningfully benefitted from exposure to lower rated credits (including our off-benchmark exposure to CCCs). On a sector basis, strong credit selection in technology, cable/satellite TV, energy, and homebuilders/real estate, bolstered returns, while exposure to select healthcare bonds detracted from relative performance. Towards the end of the reporting period, we reduced exposure to sectors which might be impacted by tariffs and global demand, such as chemicals and automotives. We also shifted moderately lower in credit quality (adding single Bs), as we are encouraged by the solid fundamental outlook and resilient US economy. As of December 31, 2024, the five largest sectors in the Fund by weighting are energy, homebuilders/real estate, diversified financial services, healthcare, and telecommunications
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $5,000,000 chart reflects a hypothetical $5,000,000 investment in the class of shares noted over the 7-year period ended December 31, 2024. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $5,000,000)
Muzinich Flexible U.S. High Yield Income Fund	PAGE 1	TSR-AR-74316J565

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2016)
Supra Institutional Class	7.65	3.14	4.59
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.13
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index	7.08	4.17	5.44
ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD)	6.91	3.67	5.57
Visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Transaction costs are not calculated in the returns for the ICE BofA 1-5 Year BB-B Cash Pay High Yield Constrained Total Return Index and the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$59,062,785
Number of Holdings	272
Net Advisory Fee	$34,253
Portfolio Turnover	91%
30-Day SEC Yield	6.44%
30-Day SEC Yield Unsubsidized	6.07%
Visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund for more recent performance information.
Muzinich Flexible U.S. High Yield Income Fund	PAGE 2	TSR-AR-74316J565

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers (% of Net Assets)
CCO Holdings LLC / CCO Holdings Capital Corp	1.9%
Service Properties Trust	1.8%
First American Treasury Obligations Fund	1.7%
Cloud Software Group Inc	1.5%
Venture Global LNG Inc	1.4%
Crescent Energy Finance LLC	1.3%
TransDigm Inc	1.3%
Rocket Software Inc	1.2%
Owens-Brockway Glass Container Inc	0.9%
Rakuten Group Inc	0.9%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Flexible U.S. High Yield Income Fund	PAGE 3	TSR-AR-74316J565

Muzinich Low Duration Fund
Supra Institutional Class | MZLSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Muzinich Low Duration Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/low-duration-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$52	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Low Duration Fund produced a positive return for the year, comfortably outperforming its benchmark, the ICE BofA 1-3 Year US Corporate & Government Index (B1A0). Over the reporting period, strong credit selection of the 1-3 years duration bucket and our off-benchmark exposure to the 3-5 years duration bucket most meaningfully benefitted performance. On a sector basis, strong credit selection and an overweight in banking, diversified financials, and automotive & auto parts bolstered returns, while exposure to select healthcare bonds detracted from relative performance. At a regional level, strong credit selection and an overweight in Western European credit bolstered outperformance, as did strong credit selection in the US and Asia (ex. Japan). By rating, an overweight and strong credit selection of BBB and BBB- rated bonds contributed to positive outperformance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $5,000,000 chart reflects a hypothetical $5,000,000 investment in the class of shares noted over the 8-year period ended December 31, 2024. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $5,000,000)
Muzinich Low Duration Fund	PAGE 1	TSR-AR-74316P132

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2016)
Supra Institutional Class	6.30	3.06	3.44
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	0.90
ICE BofA U.S. Corporate & Government 1-3 Yrs	4.47	1.61	1.67
Visit https://www.muzinichusfunds.com/strategies/low-duration-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Transaction costs are not calculated in the returns for the ICE BofA U.S. Corporate & Government 1-3 Yrs Index.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,183,100,110
Number of Holdings	509
Net Advisory Fee	$3,976,457
Portfolio Turnover	57%
30-Day SEC Yield	4.17%
30-Day SEC Yield Unsubsidized	4.10%
Visit https://www.muzinichusfunds.com/strategies/low-duration-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	2.2%
Ford Motor Credit Co LLC	1.4%
Standard Chartered PLC	1.3%
AIB Group PLC	1.2%
EUR/USD FWD 20250115	1.2%
Credit Agricole SA	1.1%
Deutsche Bank AG	1.0%
Warnermedia Holdings Inc	1.0%
Societe Generale SA	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp	1.0%
Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/low-duration-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Low Duration Fund	PAGE 2	TSR-AR-74316P132

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Muzinich Credit Opportunities Fund

	FYE 12/31/2024	FYE 12/31/2023
Audit Fees	$24,500	$24,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Muzinich Low Duration Fund

	FYE 12/31/2024	FYE 12/31/2023
Audit Fees	$22,850	$22,850
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Muzinich Flexible U.S. High Yield Income Fund

	FYE 12/31/2024	FYE 12/31/2023
Audit Fees	$22,850	$22,850
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

(e)(1)The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)The percentage of fees billed by Tait Weller & Baker LLP. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Muzinich Credit Opportunities Fund
Muzinich Flexible U.S. High Yield Income Fund
Muzinich Low Duration Fund
Core Financial Statements
December 31, 2024

Muzinich Credit Opportunities Fund
Schedule of Investments
December 31, 2024

		Par	Value
CORPORATE BONDS - 85.4%
Aerospace/Defense - 0.4%
TransDigm Inc, 6.63%, 03/01/2032(a)		$700,000	$707,193
Agency - 0.5%
Indian Railway Finance Corp Ltd, 3.57%, 01/21/2032		850,000	761,358
Airlines - 1.3%
American Airlines Inc/AAdvantage Loyalty IP Ltd, 5.75%, 04/20/2029(a)		650,000	645,110
AS Mileage Plan IP Ltd, 5.31%, 10/20/2031(a)		875,000	854,600
Emirates Airline, 4.50%, 02/06/2025		107,576	107,488
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/2027(a)		450,000	453,160
			2,060,358
Auto Manufacturers - 0.2%
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034		300,000	293,554
Automotive & Auto Parts - 4.7%
Ford Motor Credit Co LLC
7.35%, 11/04/2027		825,000	864,015
6.05%, 03/05/2031		575,000	574,239
6.05%, 11/05/2031		575,000	570,124
7.12%, 11/07/2033		650,000	678,943
General Motors Co, 5.40%, 04/01/2048		475,000	419,745
General Motors Financial Co Inc
2.35%, 09/03/2025	GBP	300,000	368,169
5.75%, 02/08/2031		625,000	633,554
Hyundai Capital America, 5.40%, 01/08/2031(a)		825,000	825,121
Magna International Inc, 4.38%, 03/17/2032	EUR	360,000	394,971
Phinia Inc, 6.75%, 04/15/2029(a)		650,000	663,815
Porsche Automobil Holding SE, 4.13%, 09/27/2032	EUR	675,000	702,866
Volkswagen International Finance NV
3.88% to 06/14/2027 then 10 yr. Swap Rate EUR + 3.37%, Perpetual	EUR	200,000	202,360
4.63% to 06/27/2028 then 10 yr. Swap Rate EUR + 3.98%, Perpetual	EUR	100,000	101,941
ZF North America Capital Inc, 7.13%, 04/14/2030(a)		575,000	564,893
			7,564,756
Banking - 10.1%
AIB Group PLC, 2.88% to 05/30/2026 then 5 yr. Swap Rate EUR + 3.30%, 05/30/2031	EUR	880,000	904,139
Banco BPM SPA, 3.88% to 09/09/2029 then 3 mo. EURIBOR + 1.47%, 09/09/2030	EUR	690,000	725,522
Banco Santander SA, 9.63% to 11/21/2033 then 5 yr. CMT Rate + 5.30%, Perpetual		400,000	462,053
Bancolombia SA, 6.91% to 10/18/2027 then 5 yr. CMT Rate + 2.93%, 10/18/2027		500,000	509,635
Barclays PLC, 6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029		825,000	858,605

The accompanying notes are an integral part of these financial statements.

1

Muzinich Credit Opportunities Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
BBVA Bancomer SA, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039		$650,000	$663,579
BPCE SA, 1.50% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	400,000	395,915
CaixaBankSA
2.25% to 04/17/2025 then 5 yr. Swap Rate EUR + 1.68%, 04/17/2030	EUR	900,000	928,433
6.88% to 10/25/2028 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.70%, 10/25/2033	GBP	400,000	517,745
Commerzbank AG
4.00% to 12/05/2025 then 5 yr. Swap Rate EUR + 4.35%, 12/05/2030	EUR	400,000	415,700
1.38% to 12/29/2026 then 5 yr. Swap Rate EUR + 1.73%, 12/29/2031	EUR	400,000	397,844
4.88% to 10/16/2029 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034	EUR	100,000	107,482
Danske Bank AS, 1.38% to 02/12/2025 then 5 yr. Swap Rate EUR + 1.70%, 02/12/2030	EUR	880,000	909,365
Eurobank SA, 4.00% to 09/24/2029 then 1 yr. Swap Rate EUR + 1.80%, 09/24/2030	EUR	200,000	211,758
First Abu Dhabi Bank PJSC, 6.32% to 04/04/2029 then 5 yr. CMT Rate + 1.70%, 04/04/2034		1,050,000	1,077,407
Hamburg Commercial Bank AG, 4.50%, 07/24/2028	EUR	300,000	317,501
HSBC Holdings PLC, 6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032	EUR	345,000	384,915
ING Groep NV, 7.50% to 11/16/2028 then 5 yr. CMT Rate + 3.71%, Perpetual		450,000	461,000
JPMorgan Chase & Co, 4.60% to 10/22/2029 then SOFR + 1.04%, 10/22/2030		650,000	638,391
KBC Group NV, 0.63% to 12/07/2026 then 5 yr. Swap Rate EUR + 0.95%, 12/07/2031	EUR	400,000	395,590
Mizuho Financial Group Inc, 5.58% to 05/26/2034 then 1 yr. CMT Rate + 1.30%, 05/26/2035		1,100,000	1,114,515
Permanent TSB Group Holdings PLC, 6.63% to 04/25/2027 then EURIBOR ICE Swap Rate + 3.50%, 04/25/2028	EUR	580,000	644,366
Powszechna Kasa Oszczednosci Bank Polski SA, 4.50% to 03/27/2027 then 3 mo. EURIBOR + 1.60%, 03/27/2028	EUR	550,000	579,844
Societe Generale SA, 1.13% to 06/30/2026 then 5 yr. Swap Rate EUR + 1.60%, 06/30/2031	EUR	500,000	499,859
Standard Chartered PLC, 1.20% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.55%, 09/23/2031	EUR	580,000	577,902
Swedbank AB, 7.63% to 09/17/2028 then 5 yr. CMT Rate + 3.59%, Perpetual		400,000	410,977
Virgin Money UK PLC, 5.13% to 12/11/2025 then UK Government Bonds 5 Year Note Generic Bid Yield + 5.25%, 12/11/2030	GBP	660,000	822,142
Volksbank Wien AG, 5.75% to 06/21/2029 then 5 yr. Swap Rate EUR + 3.10%, 06/21/2034	EUR	200,000	214,966
			16,147,150
Broadcasting - 1.9%
Discovery Communications LLC, 5.00%, 09/20/2037		350,000	291,326
Netflix Inc
5.88%, 11/15/2028		700,000	725,868
4.90%, 08/15/2034		1,025,000	1,005,773

The accompanying notes are an integral part of these financial statements.

2

Muzinich Credit Opportunities Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Broadcasting - (Continued)
TEGNA Inc, 4.63%, 03/15/2028		$550,000	$521,814
Warnermedia Holdings Inc, 5.05%, 03/15/2042		575,000	463,434
			3,008,215
Building Materials - 0.5%
Standard Industries Inc, 6.50%, 08/15/2032(a)		775,000	776,908
Cable/Satellite TV - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp, 5.50%, 05/01/2026(a)		400,000	399,195
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.55%, 06/01/2034		475,000	486,229
			885,424
Capital Goods - 2.0%
Carrier Global Corp, 3.63%, 01/15/2037	EUR	400,000	412,713
EMRLD Borrower LP/Emerald Co-Issuer Inc, 6.75%, 07/15/2031(a)		250,000	252,136
Ingersoll Rand Inc, 5.45%, 06/15/2034		500,000	503,997
KION Group AG, 4.00%, 11/20/2029	EUR	510,000	538,569
Regal Rexnord Corp, 6.05%, 04/15/2028		875,000	890,317
Terex Corp, 6.25%, 10/15/2032(a)		350,000	343,499
Trane Technologies Financing Ltd, 5.10%, 06/13/2034		300,000	296,876
			3,238,107
Chemicals - 1.9%
Alpek SAB de CV, 4.25%, 09/18/2029		668,000	617,222
Celanese US Holdings LLC, 6.33%, 07/15/2029		300,000	306,295
DuPont de Nemours Inc, 5.42%, 11/15/2048		325,000	324,576
Orbia Advance Corp SAB de CV, 4.00%, 10/04/2027		1,100,000	1,047,744
Sherwin-Williams Co, 4.80%, 09/01/2031		775,000	764,650
			3,060,487
Consumer-Products - 0.4%
Newell Brands Inc, 6.63%, 05/15/2032		600,000	604,852
Containers - 0.4%
Berry Global Inc, 5.65%, 01/15/2034(a)		350,000	351,382
Smurfit Kappa Treasury ULC, 3.81%, 11/27/2036	EUR	275,000	289,936
			641,318
Diversified Financial Services - 8.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 09/30/2030		575,000	600,911
California Buyer Ltd/Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)		475,000	474,100
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund, 4.75%, 03/27/2034	EUR	440,000	484,228
DAE Funding LLC, 3.38%, 03/20/2028		900,000	842,972
Dcli Bidco LLC, 7.75%, 11/15/2029(a)		475,000	487,513
Esic Sukuk Ltd, 5.83%, 02/14/2029		810,000	822,857

The accompanying notes are an integral part of these financial statements.

3

Muzinich Credit Opportunities Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/2032(a)		$775,000	$791,221
Goldman Sachs Group Inc, 2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032		825,000	688,753
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031(a)		925,000	970,468
ICD Funding Ltd, 3.22%, 04/28/2026		800,000	778,867
JAB Holdings BV, 4.38%, 04/25/2034	EUR	600,000	653,499
MDGH GMTN RSC Ltd, 2.88%, 11/07/2029		880,000	800,216
Morgan Stanley
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030		500,000	500,964
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034		300,000	295,419
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035		450,000	447,749
Motability Operations Group PLC, 3.88%, 01/24/2034	EUR	510,000	542,480
Nasdaq Inc, 5.55%, 02/15/2034		725,000	732,190
PennyMac Financial Services Inc, 7.13%, 11/15/2030(a)		550,000	557,517
SoftBank Group Corp, 6.75%, 07/08/2029		800,000	812,186
UWM Holdings LLC, 6.63%, 02/01/2030(a)		875,000	870,430
			13,154,540
Diversified Media - 0.1%
RAI-Radiotelevisione Italiana SPA, 4.38%, 07/10/2029	EUR	200,000	215,261
Energy - 9.8%
Aker BP ASA, 4.00%, 05/29/2032	EUR	730,000	768,710
BP Capital Markets BV, 4.32%, 05/12/2035	EUR	510,000	556,822
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027		825,000	829,747
Cheniere Energy Partners LP, 5.95%, 06/30/2033		325,000	333,101
Empresa Nacional del Petroleo, 5.95%, 07/30/2034		925,000	920,836
Energy Transfer LP, 5.55%, 05/15/2034		475,000	472,879
Enterprise Products Operating LLC, 4.95%, 02/15/2035		725,000	702,256
Galaxy Pipeline Assets Bidco Ltd, 2.63%, 03/31/2036		1,400,000	1,142,211
Kinder Morgan Inc, 5.00%, 02/01/2029		450,000	448,760
Occidental Petroleum Corp, 7.88%, 09/15/2031		575,000	637,746
ONEOK Inc
6.05%, 09/01/2033		450,000	463,417
6.63%, 09/01/2053		400,000	421,430
Pertamina Persero PT
3.65%, 07/30/2029		500,000	469,877
4.15%, 02/25/2060		650,000	467,670
Plains All American Pipeline LP/PAA Finance Corp, 3.55%, 12/15/2029		1,250,000	1,162,952
QatarEnergy, 2.25%, 07/12/2031		700,000	590,066
Shell International Finance BV, 1.88%, 04/07/2032	EUR	440,000	420,260
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp
5.50%, 01/15/2028(a)		250,000	240,641
6.00%, 12/31/2030(a)		575,000	544,984
Targa Resources Corp, 6.50%, 03/30/2034		450,000	476,166

The accompanying notes are an integral part of these financial statements.

4

Muzinich Credit Opportunities Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
TotalEnergies SE, 4.12% to 02/19/2030 then 5 yr. Swap Rate EUR + 1.86%, Perpetual	EUR	575,000	$602,763
Venture Global LNG Inc, 8.13%, 06/01/2028(a)		1,000,000	1,041,053
Williams Cos Inc, 5.30%, 08/15/2028		500,000	504,874
Wintershall Dea Finance 2 BV
2.50% to 07/20/2026 then 5 yr. Swap Rate EUR + 2.92%, Perpetual	EUR	800,000	804,636
3.00% to 01/20/2029 then 5 yr. Swap Rate EUR + 3.32%, Perpetual	EUR	700,000	675,373
			15,699,230
Food & Drug Retail - 0.5%
Cencosud SA, 5.95%, 05/28/2031		620,000	619,466
Tesco Corporate Treasury Services PLC, 5.13%, 05/22/2034	GBP	200,000	239,920
			859,386
Food/Beverage/Tobacco - 5.4%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc, 4.70%, 02/01/2036		700,000	664,194
Anheuser-Busch InBev Worldwide Inc, 5.45%, 01/23/2039		425,000	426,625
Bacardi Ltd/Bacardi-Martini BV
5.25%, 01/15/2029(a)		475,000	474,637
5.40%, 06/15/2033(a)		725,000	711,405
Bimbo Bakeries USA Inc, 6.40%, 01/15/2034		800,000	835,114
Coca-Cola Co, 4.65%, 08/14/2034		450,000	438,179
Gruma SAB de CV, 5.39%, 12/09/2034(a)		475,000	462,807
Indofood BCP Sukses, 3.40%, 06/09/2031		1,210,000	1,073,487
Keurig Dr Pepper Inc
3.95%, 04/15/2029		450,000	433,311
5.20%, 03/15/2031		750,000	757,804
NBM US Holdings Inc, 6.63%, 08/06/2029		600,000	603,322
Roquette Freres SA, 3.77%, 11/25/2031	EUR	700,000	721,858
Upfield BV, 6.88%, 07/02/2029	EUR	900,000	974,822
			8,577,565
Gaming - 0.5%
La Francaise des Jeux SACA, 3.63%, 11/21/2036	EUR	700,000	717,810
Healthcare - 3.2%
Bayer AG, 7.00% to 12/25/2031 then 5 yr. Swap Rate EUR + 3.90%, 09/25/2083	EUR	500,000	547,318
CVS Health Corp
5.70%, 06/01/2034		425,000	418,044
7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055		400,000	402,342
Fortrea Holdings Inc, 7.50%, 07/01/2030(a)		400,000	401,164
HCA Inc
5.50%, 06/01/2033		675,000	668,236
5.25%, 06/15/2049		625,000	542,764
Medtronic Inc, 4.15%, 10/15/2053	EUR	360,000	389,623
Nidda Healthcare Holding GmbH, 5.63%, 02/21/2030	EUR	675,000	722,769

The accompanying notes are an integral part of these financial statements.

5

Muzinich Credit Opportunities Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Healthcare - (Continued)
Perrigo Finance Unlimited Co, 6.13%, 09/30/2032		$575,000	$562,977
Werfen SA, 4.25%, 05/03/2030	EUR	400,000	429,969
			5,085,206
Homebuilders/Real Estate - 5.8%
AccorInvest Group SA, 6.38%, 10/15/2029	EUR	500,000	545,891
American Tower Corp
5.25%, 07/15/2028		650,000	654,328
5.45%, 02/15/2034		650,000	651,665
AroundtownSA
0.63%, 07/09/2025	EUR	500,000	511,217
0.38%, 04/15/2027	EUR	200,000	193,366
4.80%, 07/16/2029	EUR	400,000	429,432
Blackstone Property Partners Europe Holdings SARL, 1.00%, 10/20/2026	EUR	510,000	507,673
Castellum AB, 4.13%, 12/10/2030	EUR	200,000	208,886
Castellum Helsinki Finance Holding Abp, 2.00%, 03/24/2025	EUR	580,000	599,246
CPI Property Group SA, 2.75%, 01/22/2028(b)	GBP	600,000	686,388
Goodman US Finance Six LLC, 5.13%, 10/07/2034		425,000	410,358
Hammerson PLC, 3.50%, 10/27/2025	GBP	360,000	444,290
Heimstaden Bostad AB, 1.13%, 01/21/2026	EUR	150,000	151,938
Heimstaden Bostad Treasury BV, 1.00%, 04/13/2028	EUR	440,000	416,756
MasTec Inc, 4.50%, 08/15/2028(a)		600,000	582,311
P3 Group SARL, 4.63%, 02/13/2030	EUR	250,000	268,803
RHP Hotel Properties LP/RHP Finance Corp, 6.50%, 04/01/2032(a)		725,000	729,251
Shurgard Luxembourg SARL, 3.63%, 10/22/2034	EUR	500,000	514,472
TAG Immobilien AG, 4.25%, 03/04/2030	EUR	300,000	316,105
VIA Outlets BV, 1.75%, 11/15/2028	EUR	495,000	485,785
			9,308,161
Hotels - 0.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/2032(a)		625,000	627,610
Whitbread Group PLC, 3.38%, 10/16/2025	GBP	510,000	628,854
			1,256,464
Insurance - 1.6%
Allianz SE, 2.63% to 04/30/2031 then 5 yr. Swap Rate EUR + 2.77%, Perpetual	EUR	800,000	721,951
Cathaylife Singapore Pte Ltd, 5.95%, 07/05/2034		850,000	877,864
Credit Agricole Assurances SA, 4.50%, 12/17/2034	EUR	300,000	317,751
FWD Group Holdings Ltd, 7.64%, 07/02/2031		600,000	640,745
			2,558,311

The accompanying notes are an integral part of these financial statements.

6

Muzinich Credit Opportunities Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Leisure - 1.1%
Carnival Corp, 6.00%, 05/01/2029(a)		$500,000	$499,200
Royal Caribbean Cruises Ltd
5.63%, 09/30/2031(a)		450,000	442,939
6.25%, 03/15/2032(a)		325,000	329,144
6.00%, 02/01/2033(a)		471,000	470,220
			1,741,503
Metals/Mining - 1.1%
Corp Nacional del Cobre de Chile, 5.95%, 01/08/2034		700,000	696,709
Gold Fields Orogen Holdings BVI Ltd, 6.13%, 05/15/2029		985,000	998,305
			1,695,014
Paper - 1.4%
Inversiones CMPC SA, 6.13%, 06/23/2033		1,200,000	1,204,027
Suzano Austria GmbH, 3.75%, 01/15/2031		1,000,000	883,189
Tornator Oyj, 3.75%, 10/17/2031	EUR	200,000	209,868
			2,297,084
Services - 2.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)		550,000	562,832
Amber Finco PLC, 6.63%, 07/15/2029	EUR	225,000	247,024
Bureau Veritas SA, 3.50%, 05/22/2036	EUR	400,000	413,884
Ferguson Enterprises Inc, 5.00%, 10/03/2034		450,000	430,718
H&E Equipment Services Inc, 3.88%, 12/15/2028(a)		800,000	732,034
RAC Bond Co PLC, 4.87%, 05/06/2026	GBP	440,000	546,876
Williams Scotsman Inc, 6.63%, 06/15/2029(a)		375,000	379,810
			3,313,178
Steel - 0.7%
ABJA Investment Co Pte Ltd, 5.45%, 01/24/2028		612,000	615,846
GUSAP III LP, 4.25%, 01/21/2030		500,000	464,635
			1,080,481
Super Retail - 1.6%
Glatfelter Corp, 7.25%, 11/15/2031(a)		625,000	610,928
Home Depot Inc, 4.95%, 06/25/2034		650,000	642,117
Lowe’s Cos Inc
5.15%, 07/01/2033		425,000	423,020
5.85%, 04/01/2063		275,000	270,184
REWE International Finance BV, 4.88%, 09/13/2030	EUR	500,000	556,694
			2,502,943
Technology - 5.3%
Broadcom Inc, 3.47%, 04/15/2034(a)		875,000	758,948
Cadence Design Systems Inc, 4.70%, 09/10/2034		400,000	383,831
Fortress Intermediate 3 Inc, 7.50%, 06/01/2031(a)		950,000	969,875
Hewlett Packard Enterprise Co
4.55%, 10/15/2029		775,000	756,053
5.00%, 10/15/2034		925,000	890,169

The accompanying notes are an integral part of these financial statements.

7

Muzinich Credit Opportunities Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Technology - (Continued)
Insight Enterprises Inc, 6.63%, 05/15/2032(a)		$350,000	$352,418
Intel Corp, 5.13%, 02/10/2030		725,000	718,944
LG Energy Solution Ltd, 5.75%, 09/25/2028		670,000	678,890
Prysmian SPA, 3.63%, 11/28/2028	EUR	290,000	303,143
SK Hynix Inc, 6.50%, 01/17/2033		1,100,000	1,163,355
TDF Infrastructure SASU
5.63%, 07/21/2028	EUR	500,000	551,118
4.13%, 10/23/2031	EUR	400,000	412,976
Teleperformance SE, 5.25%, 11/22/2028	EUR	400,000	437,664
			8,377,384
Telecommunications - 3.5%
America Movil SAB de CV, 4.38%, 04/22/2049		590,000	486,192
Bharti Airtel Ltd, 3.25%, 06/03/2031		1,200,000	1,060,995
Connect Finco SARL/Connect US Finco LLC, 9.00%, 09/15/2029(a)		450,000	410,425
TDC Net AS, 5.19%, 08/02/2029	EUR	250,000	271,412
T-Mobile USA Inc
3.88%, 04/15/2030		650,000	611,877
5.05%, 07/15/2033		700,000	685,861
5.75%, 01/15/2054		350,000	342,980
Vmed O2 UK Financing I PLC, 4.00%, 01/31/2029	GBP	800,000	894,634
Ziggo BV, 2.88%, 01/15/2030	EUR	900,000	876,417
			5,640,793
Transportation Excluding Air/Rail - 3.7%
Abertis Infraestructuras Finance BV, 4.87% to 02/28/2030 then 5 yr. Swap Rate EUR + 2.62%, Perpetual	EUR	200,000	212,491
Australia Pacific Airports Melbourne Pty Ltd, 4.38%, 05/24/2033	EUR	730,000	800,608
Autostrade per l’Italia SPA, 5.13%, 06/14/2033	EUR	635,000	708,292
DP World Ltd, 6.85%, 07/02/2037		730,000	795,923
Gatwick Funding Ltd, 5.50%, 04/04/2040	GBP	440,000	522,736
Heathrow Finance PLC, 3.88%, 03/01/2027(b)	GBP	250,000	298,786
Heathrow Funding Ltd, 4.50%, 07/11/2033	EUR	660,000	728,781
International Distribution Services PLC, 7.38%, 09/14/2030	GBP	660,000	850,916
International Distributions Services PLC, 5.25%, 09/14/2028	EUR	415,000	453,456
United Parcel Service Inc, 5.50%, 05/22/2054		600,000	586,377
			5,958,366
Utilities - 4.1%
Alpha Generation LLC, 6.75%, 10/15/2032(a)		550,000	544,665
California Buyer Ltd/Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/2032	EUR	475,000	513,874
Calpine Corp, 5.13%, 03/15/2028(a)		850,000	825,024
FLUVIUS System Operator CV, 3.88%, 05/02/2034	EUR	300,000	319,474
Iren SPA, 3.63%, 09/23/2033	EUR	440,000	458,568
Lightning Power LLC, 7.25%, 08/15/2032(a)		775,000	799,127
National Central Cooling Co PJSC, 2.50%, 10/21/2027		1,000,000	929,506

The accompanying notes are an integral part of these financial statements.

8

Muzinich Credit Opportunities Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Naturgy Finance Iberia SA, 3.63%, 10/02/2034	EUR	500,000	$515,212
Niagara Energy SAC, 5.75%, 10/03/2034		500,000	484,145
PG&E Corp, 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055		225,000	231,465
Redexis SAU, 4.38%, 05/30/2031	EUR	400,000	423,030
Terega SA, 4.00%, 09/17/2034	EUR	300,000	313,901
Vistra Operations Co LLC, 5.70%, 12/30/2034(a)		225,000	222,798
			6,580,789
TOTAL CORPORATE BONDS (Cost $136,833,218)			136,369,149
CONVERTIBLE BONDS - 2.7%
Banking - 2.7%
Bank of Ireland Group PLC, 4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	330,000	353,098
CaixaBank SA, 6.13% to 05/30/2029 then 5 yr. Swap Rate EUR + 3.00%, 05/30/2034	EUR	400,000	451,007
ING Groep NV, 1.00% to 11/16/2027 then 5 yr. Swap Rate EUR + 1.15%, 11/16/2032	EUR	600,000	583,374
Lloyds Banking Group PLC, 1.99% to 12/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.60%, 12/15/2031	GBP	730,000	860,904
Nationwide Building Society, 4.38% to 04/16/2029 then 5 yr. Swap Rate EUR + 1.65%, 04/16/2034	EUR	550,000	586,083
Piraeus Bank SA, 4.63% to 07/17/2028 then EURIBOR ICE Swap Rate + 1.72%, 07/17/2029	EUR	225,000	241,702
Swedbank AB, 7.27% to 11/15/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.80%, 11/15/2032	GBP	440,000	575,999
UniCredit SPA, 5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032		600,000	601,366
			4,253,533
TOTAL CONVERTIBLE BONDS (Cost $4,297,485)			4,253,533
COLLATERALIZED LOAN OBLIGATIONS - 1.7%
Aqueduct European CLO, Series 2024-10X, Class A, 0.00% (3 mo. EURIBOR + 1.28%), 01/18/2039	EUR	1,000,000	1,036,369
Blackrock European CLO XIII DAC, Series 15X, Class A, 0.00% (3 mo. EURIBOR + 1.29%), 01/28/2038	EUR	1,700,000	1,762,192
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,851,623)			2,798,561
BANK LOANS - 0.3%
Diversified Financial Services - 0.0%(c)
Wec US Holdings Ltd TL, Senior Secured First Lien, 6.80% (1 mo. SOFR US + 2.25%), 01/27/2031		563	568

The accompanying notes are an integral part of these financial statements.

9

Muzinich Credit Opportunities Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - 0.0%(c)
Constant Contact Inc TL First Lien, 9.57% (3 mo. Term SOFR + 4.00%), 02/10/2028	$12	$11
Utilities - 0.3%
Constellation Renewables LLC TL First Lien, 7.31% (3 mo. Term SOFR + 2.50%), 12/15/2027	8,550	8,594

		9,173
TOTAL BANK LOANS (Cost $9,227)		9,173
	Shares
SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.40%(d)	208,220	208,220
	Par
U.S. Treasury Bills - 5.0%
4.30%, 01/14/2025(e)	$8,000,000	7,988,836
TOTAL SHORT-TERM INVESTMENTS (Cost $8,195,850)		8,197,056
TOTAL INVESTMENTS - 95.2% (Cost $152,187,403)		$151,627,472
Other Assets in Excess of Liabilities - 4.8%		8,114,324
TOTAL NET ASSETS - 100.0%		$159,741,796

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
GMTN - Global Medium-Term Note
LP - Limited Partnership
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
EUR - Euro
GBP - British Pound
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $25,714,511 or 16.1% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

10

Muzinich Credit Opportunities Fund
Schedule of Forward Currency Contracts
December 31, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	03/18/2025	EUR	15,300,000	USD	16,095,918	$(193,384)
U.S. Bancorp Investments, Inc.	03/18/2025	GBP	2,500,000	USD	3,145,608	(17,683)
U.S. Bancorp Investments, Inc.	03/18/2025	USD	60,838,332	EUR	57,300,000	1,281,784
U.S. Bancorp Investments, Inc.	03/18/2025	USD	12,360,894	GBP	9,700,000	224,547
Net Unrealized Appreciation (Depreciation)						$1,295,264

EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

11

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
December 31, 2024

	Par	Value
CORPORATE BONDS - 91.9%
Aerospace/Defense - 2.6%
Bombardier Inc
7.25%, 07/01/2031(a)	$150,000	$154,879
7.00%, 06/01/2032(a)	125,000	127,290
PM General Purchaser LLC, 9.50%, 10/01/2028(a)	250,000	248,535
Spirit AeroSystems Inc, 9.38%, 11/30/2029(a)	250,000	267,935
TransDigm Inc
6.38%, 03/01/2029(a)	125,000	125,434
7.13%, 12/01/2031(a)	125,000	128,152
6.63%, 03/01/2032(a)	125,000	126,284
6.00%, 01/15/2033(a)	375,000	367,819
		1,546,328
Airlines - 1.3%
American Airlines Inc/AAdvantage Loyalty IP Ltd, 5.75%, 04/20/2029(a)	250,000	248,119
OneSky Flight LLC, 8.88%, 12/15/2029(a)	125,000	125,230
VistaJet Malta Finance PLC / Vista Management Holding Inc
7.88%, 05/01/2027(a)	125,000	121,815
9.50%, 06/01/2028(a)	125,000	125,931
VistaJet Malta Finance PLC / XO Management Holding Inc, 6.38%, 02/01/2030(a)	150,000	131,226
		752,321
Automotive & Auto Parts - 1.9%
Dana Inc, 4.50%, 02/15/2032	125,000	114,786
Goodyear Tire & Rubber Co, 5.25%, 07/15/2031	425,000	381,104
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/2029(a)	250,000	242,862
Phinia Inc, 6.63%, 10/15/2032(a)	150,000	149,376
Tenneco Inc, 8.00%, 11/17/2028(a)	250,000	233,273
		1,121,401
Broadcasting - 2.1%
Belo Corp, 7.75%, 06/01/2027	75,000	78,381
Gray Escrow II Inc, 5.38%, 11/15/2031(a)	125,000	66,804
Gray Television Inc, 10.50%, 07/15/2029(a)	125,000	125,132
Nexstar Media Inc, 5.63%, 07/15/2027(a)	250,000	244,110
Sirius XM Radio Inc, 4.00%, 07/15/2028(a)	250,000	230,614
TEGNA Inc, 4.63%, 03/15/2028	118,000	111,953
Univision Communications Inc
8.00%, 08/15/2028(a)	250,000	254,854
4.50%, 05/01/2029(a)	125,000	112,030
		1,223,878
Building Materials - 2.0%
Builders FirstSource Inc, 6.38%, 03/01/2034(a)	175,000	172,932
Camelot Return Merger Sub Inc, 8.75%, 08/01/2028(a)	225,000	215,851
Cornerstone Building Brands Inc, 6.13%, 01/15/2029(a)	125,000	99,879
New Enterprise Stone & Lime Co Inc, 5.25%, 07/15/2028(a)	375,000	364,201

The accompanying notes are an integral part of these financial statements.

12

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Building Materials - (Continued)
Standard Industries Inc
3.38%, 01/15/2031(a)	$250,000	$214,557
6.50%, 08/15/2032(a)	125,000	125,308
		1,192,728
Cable/Satellite TV - 3.5%
CCO Holdings LLC / CCO Holdings Capital Corp
5.38%, 06/01/2029(a)	500,000	478,562
4.75%, 03/01/2030(a)	250,000	228,580
4.25%, 02/01/2031(a)	500,000	436,373
Directv Financing LLC / Directv Financing Co-Obligor Inc, 5.88%, 08/15/2027(a)	250,000	243,841
DISH Network Corp, 11.75%, 11/15/2027(a)	250,000	265,108
Midcontinent Communications, 8.00%, 08/15/2032(a)	375,000	385,642
		2,038,106
Capital Goods - 2.5%
Calderys Financing LLC, 11.25%, 06/01/2028(a)	250,000	267,904
Chart Industries Inc
7.50%, 01/01/2030(a)	125,000	130,116
9.50%, 01/01/2031(a)	125,000	134,466
EMRLD Borrower LP / Emerald Co-Issuer Inc, 6.75%, 07/15/2031(a)	50,000	50,427
Esab Corp, 6.25%, 04/15/2029(a)	150,000	152,053
Hillenbrand Inc, 6.25%, 02/15/2029	250,000	250,136
Patrick Industries Inc, 6.38%, 11/01/2032(a)	175,000	169,532
Terex Corp, 6.25%, 10/15/2032(a)	300,000	294,428
		1,449,062
Chemicals - 0.8%
Avient Corp, 6.25%, 11/01/2031(a)	50,000	49,368
NOVA Chemicals Corp
5.00%, 05/01/2025(a)	200,000	199,182
4.25%, 05/15/2029(a)	25,000	22,635
Olympus Water US Holding Corp, 9.75%, 11/15/2028(a)	200,000	212,453
		483,638
Consumer-Products - 1.3%
Central Garden & Pet Co
4.13%, 10/15/2030	125,000	112,420
4.13%, 04/30/2031(a)	125,000	110,658
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC, 6.63%, 07/15/2030(a)	250,000	254,291
Newell Brands Inc, 6.63%, 05/15/2032	300,000	302,426
		779,795
Containers - 3.2%
Ball Corp, 6.00%, 06/15/2029	125,000	126,062
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029(a)	500,000	450,710
Mauser Packaging Solutions Holding Co, 9.25%, 04/15/2027(a)	250,000	254,070
Owens-Brockway Glass Container Inc, 7.25%, 05/15/2031(a)	575,000	560,320

The accompanying notes are an integral part of these financial statements.

13

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Containers - (Continued)
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc, 4.38%, 10/15/2028(a)	$250,000	$250,000
Verde Purchaser LLC, 10.50%, 11/30/2030(a)	250,000	269,558
		1,910,720
Diversified Financial Services - 8.3%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029(a)	450,000	456,506
Azorra Finance Ltd, 7.75%, 04/15/2030(a)	225,000	223,917
Block Inc, 6.50%, 05/15/2032(a)	125,000	126,363
Bread Financial Holdings Inc, 9.75%, 03/15/2029(a)	250,000	268,920
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	200,000	200,097
9.25%, 07/01/2031(a)	300,000	318,870
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	275,000	274,479
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	150,000	153,951
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/2031(a)	75,000	76,592
7.00%, 06/15/2032(a)	75,000	76,570
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 9.00%, 06/15/2030	500,000	481,544
Macquarie AirfinanceHoldings Ltd
8.38%, 05/01/2028(a)	150,000	157,305
6.50%, 03/26/2031(a)	250,000	258,944
Nationstar Mortgage Holdings Inc, 5.00%, 02/01/2026(a)	475,000	472,112
OneMainFinance Corp
3.88%, 09/15/2028	250,000	230,589
7.88%, 03/15/2030	250,000	261,041
PRA Group Inc, 8.38%, 02/01/2028(a)	250,000	257,156
Provident Funding Associates LP / PFG Finance Corp, 9.75%, 09/15/2029(a)	200,000	205,724
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc, 6.75%, 08/15/2032(a)	150,000	152,683
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(a)	125,000	123,565
UWM Holdings LLC, 6.63%, 02/01/2030(a)	150,000	149,216
		4,926,144
Diversified Media - 1.0%
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027(a)	225,000	216,818
7.88%, 04/01/2030(a)	250,000	257,597
Match Group Holdings II LLC, 5.00%, 12/15/2027(a)	125,000	121,001
		595,416
Energy - 10.0%
Aethon United BR LP / Aethon United Finance Corp, 7.50%, 10/01/2029(a)	300,000	307,094
Ascent Resources Utica Holdings LLC / ARU Finance Corp
5.88%, 06/30/2029(a)	125,000	121,858
6.63%, 10/15/2032(a)	175,000	174,118
CITGO Petroleum Corp, 7.00%, 06/15/2025(a)	250,000	251,014

The accompanying notes are an integral part of these financial statements.

14

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Civitas Resources Inc, 8.63%, 11/01/2030(a)	$500,000	$524,078
Crescent Energy Finance LLC
9.25%, 02/15/2028(a)	250,000	261,510
7.63%, 04/01/2032(a)	250,000	248,945
7.38%, 01/15/2033(a)	250,000	243,026
Delek Logistics Partners LP / Delek Logistics Finance Corp, 8.63%, 03/15/2029(a)	125,000	129,358
EQM Midstream Partners LP
7.50%, 06/01/2027(a)	50,000	51,023
6.50%, 07/01/2027(a)	50,000	50,683
7.50%, 06/01/2030(a)	75,000	80,073
4.75%, 01/15/2031(a)	75,000	70,585
Gulfport Energy Corp, 6.75%, 09/01/2029(a)	75,000	75,617
Harvest Midstream I LP, 7.50%, 09/01/2028(a)	500,000	504,874
Hilcorp Energy I LP / Hilcorp Finance Co, 6.00%, 02/01/2031(a)	300,000	278,564
Northern Oil and Gas Inc
8.13%, 03/01/2028(a)	125,000	127,033
8.75%, 06/15/2031(a)	250,000	258,363
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(a)	300,000	285,475
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.00%, 12/31/2030(a)	500,000	473,899
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	125,000	114,934
6.25%, 01/15/2030(a)	125,000	126,257
4.13%, 08/15/2031(a)	125,000	112,040
Venture Global LNG Inc
8.13%, 06/01/2028(a)	250,000	260,263
9.50%, 02/01/2029(a)	250,000	276,473
8.38%, 06/01/2031(a)	250,000	260,990
Vital Energy Inc, 9.75%, 10/15/2030	250,000	263,837
		5,931,984
Food & Drug Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(a)	125,000	126,674
3.50%, 03/15/2029(a)	250,000	227,776
		354,450
Food/Beverage/Tobacco - 1.4%
Chobani Holdco II LLC, 8.75% (includes 9.50% PIK), 10/01/2029(a)	100,000	106,002
HLF Financing SARL LLC / Herbalife International Inc, 12.25%, 04/15/2029(a)	250,000	261,490
Performance Food Group Inc, 6.13%, 09/15/2032(a)	75,000	75,090
Post Holdings Inc
4.63%, 04/15/2030(a)	125,000	115,390
6.25%, 10/15/2034(a)	100,000	97,664
US Foods Inc, 5.75%, 04/15/2033(a)	125,000	121,752
Viking Baked Goods Acquisition Corp, 8.63%, 11/01/2031(a)	75,000	73,864
		851,252

The accompanying notes are an integral part of these financial statements.

15

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Gaming - 4.0%
Boyd Gaming Corp, 4.75%, 06/15/2031(a)	$250,000	$231,460
Caesars Entertainment Inc, 7.00%, 02/15/2030(a)	250,000	254,820
Churchill Downs Inc
5.50%, 04/01/2027(a)	125,000	123,765
4.75%, 01/15/2028(a)	125,000	120,668
Great Canadian Gaming Corp, 8.75%, 11/15/2029(a)	275,000	281,762
Light & Wonder International Inc, 7.50%, 09/01/2031(a)	500,000	515,384
Ontario Gaming GTA LP, 8.00%, 08/01/2030(a)	250,000	258,260
Penn Entertainment Inc, 5.63%, 01/15/2027(a)	375,000	369,424
Station Casinos LLC, 4.63%, 12/01/2031(a)	250,000	224,160
		2,379,703
Healthcare - 6.4%
AdaptHealth LLC, 6.13%, 08/01/2028(a)	375,000	367,562
CHS/Community Health Systems Inc
5.63%, 03/15/2027(a)	125,000	120,104
8.00%, 12/15/2027(a)	125,000	124,913
5.25%, 05/15/2030(a)	125,000	102,783
DaVita Inc
4.63%, 06/01/2030(a)	50,000	46,009
3.75%, 02/15/2031(a)	125,000	108,276
6.88%, 09/01/2032(a)	250,000	252,219
Embecta Corp, 5.00%, 02/15/2030(a)	175,000	161,395
Endo Finance Holdings Inc, 8.50%, 04/15/2031(a)	50,000	53,039
Heartland Dental LLC / Heartland Dental Finance Corp, 10.50%, 04/30/2028(a)	275,000	291,901
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(a)	125,000	119,899
LifePoint Health Inc, 9.88%, 08/15/2030(a)	125,000	134,989
Medline Borrower LP, 3.88%, 04/01/2029(a)	250,000	231,727
MPT Operating Partnership LP / MPT Finance Corp, 5.25%, 08/01/2026	250,000	230,244
Perrigo Finance Unlimited Co, 6.13%, 09/30/2032	400,000	391,636
Prestige Brands Inc, 3.75%, 04/01/2031(a)	250,000	219,684
Prime Healthcare Services Inc, 9.38%, 09/01/2029(a)	375,000	365,211
Tenet Healthcare Corp
5.13%, 11/01/2027	250,000	245,043
4.25%, 06/01/2029	250,000	234,928
		3,801,562
Homebuilders/Real Estate - 9.0%
Apollo Commercial Real Estate Finance Inc, 4.63%, 06/15/2029(a)	125,000	108,610
Ashton Woods USA LLC / Ashton Woods Finance Co, 6.63%, 01/15/2028(a)	250,000	251,623
Blackstone Mortgage Trust Inc, 7.75%, 12/01/2029(a)	50,000	51,453
Brookfield Residential Properties Inc / Brookfield Residential US LLC, 6.25%, 09/15/2027(a)	250,000	248,910
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031(a)	250,000	269,324
Global Infrastructure Solutions Inc, 5.63%, 06/01/2029(a)	250,000	241,546

The accompanying notes are an integral part of these financial statements.

16

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Homebuilders/Real Estate - (Continued)
Iron Mountain Inc
5.25%, 07/15/2030(a)	$250,000	$238,834
4.50%, 02/15/2031(a)	250,000	228,750
6.25%, 01/15/2033(a)	75,000	74,750
Kennedy-Wilson Inc, 5.00%, 03/01/2031	375,000	329,596
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
5.25%, 10/01/2025(a)	125,000	125,265
4.75%, 06/15/2029(a)	125,000	117,995
7.00%, 07/15/2031(a)	250,000	257,235
MasTec Inc, 6.63%, 08/15/2029(a)	75,000	75,641
RHP Hotel Properties LP / RHP Finance Corp, 6.50%, 04/01/2032(a)	250,000	251,466
Service Properties Trust
5.25%, 02/15/2026	250,000	243,313
4.95%, 02/15/2027	250,000	233,947
5.50%, 12/15/2027	125,000	117,474
4.95%, 10/01/2029	375,000	298,678
4.38%, 02/15/2030	250,000	189,162
Star Holding LLC, 8.75%, 08/01/2031(a)	250,000	248,422
Starwood Property Trust Inc
3.63%, 07/15/2026(a)	125,000	120,736
4.38%, 01/15/2027(a)	125,000	120,955
7.25%, 04/01/2029(a)	125,000	128,377
Uniti Group LP / UnitiGroup Finance Inc / CSL Capital LLC
10.50%, 02/15/2028(a)	250,000	266,829
6.50%, 02/15/2029(a)	250,000	227,115
XHR LP, 6.63%, 05/15/2030(a)	225,000	226,020
		5,292,026
Hotels - 0.6%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/2031(a)	375,000	335,999
Insurance - 1.8%
Acrisure LLC / Acrisure Finance Inc, 4.25%, 02/15/2029(a)	250,000	235,226
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.75%, 04/15/2028(a)	250,000	251,405
7.00%, 01/15/2031(a)	250,000	251,250
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(a)	250,000	255,439
Ryan Specialty LLC, 5.88%, 08/01/2032(a)	75,000	74,285
		1,067,605

The accompanying notes are an integral part of these financial statements.

17

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Leisure - 1.8%
Carnival Corp, 5.75%, 03/01/2027(a)	$250,000	$249,632
Royal Caribbean Cruises Ltd
5.63%, 09/30/2031(a)	50,000	49,216
6.25%, 03/15/2032(a)	250,000	253,188
6.00%, 02/01/2033(a)	107,000	106,823
Six Flags Entertainment Corp, 7.25%, 05/15/2031(a)	375,000	383,401
		1,042,260
Metals/Mining - 2.3%
Alcoa Nederland Holding BV, 7.13%, 03/15/2031(a)	250,000	258,581
Constellium SE, 6.38%, 08/15/2032(a)	275,000	266,492
ERO Copper Corp, 6.50%, 02/15/2030(a)	500,000	484,890
Mineral Resources Ltd, 9.25%, 10/01/2028(a)	250,000	262,605
Perenti Finance Pty Ltd, 6.50%, 10/07/2025(a)	95,047	95,103
		1,367,671
Publishing/Printing - 0.5%
Cimpress PLC, 7.38%, 09/15/2032(a)	275,000	273,224
Restaurants - 1.6%
Brinker International Inc, 8.25%, 07/15/2030(a)	175,000	184,988
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(a)	500,000	536,256
Yum! Brands Inc, 5.38%, 04/01/2032	250,000	242,383
		963,627
Services - 4.5%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	375,000	383,749
Brink’s Co, 6.75%, 06/15/2032(a)	250,000	252,119
Garda World Security Corp
4.63%, 02/15/2027(a)	150,000	145,822
8.25%, 08/01/2032(a)	250,000	254,367
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028(a)	250,000	264,689
Neptune Bidco US Inc, 9.29%, 04/15/2029(a)	125,000	116,404
Ritchie Bros Holdings Inc
6.75%, 03/15/2028(a)	125,000	127,945
7.75%, 03/15/2031(a)	125,000	130,853
Summer BC Bidco B LLC, 5.50%, 10/31/2026(a)	250,000	246,117
TriNetGroup Inc
3.50%, 03/01/2029(a)	125,000	113,233
7.13%, 08/15/2031(a)	125,000	127,426
WESCO Distribution Inc
7.25%, 06/15/2028(a)	125,000	127,201
6.38%, 03/15/2029(a)	125,000	126,827
6.63%, 03/15/2032(a)	150,000	152,645
Williams Scotsman Inc, 6.63%, 06/15/2029(a)	75,000	75,962
		2,645,359

The accompanying notes are an integral part of these financial statements.

18

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Super Retail - 4.7%
Bath & Body Works Inc
6.88%, 11/01/2035	$124,000	$127,053
6.75%, 07/01/2036	125,000	127,203
Champ Acquisition Corp, 8.38%, 12/01/2031(a)	50,000	51,129
Evergreen Acqco 1 LP / TVI Inc, 9.75%, 04/26/2028(a)	375,000	395,042
Glatfelter Corp, 7.25%, 11/15/2031(a)	250,000	244,371
LCM Investments Holdings II LLC
4.88%, 05/01/2029(a)	125,000	116,886
8.25%, 08/01/2031(a)	250,000	259,624
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(a)	102,000	100,030
PetSmart Inc / PetSmart Finance Corp, 7.75%, 02/15/2029(a)	250,000	241,969
Rakuten Group Inc, 9.75%, 04/15/2029(a)	500,000	542,999
Saks Global Enterprises LLC, 11.00%, 12/15/2029(a)(b)	275,000	266,063
Victra Holdings LLC / Victra Finance Corp, 8.75%, 09/15/2029(a)	275,000	288,866
		2,761,235
Technology - 4.7%
Cloud Software Group Inc
6.50%, 03/31/2029(a)	250,000	245,697
9.00%, 09/30/2029(a)	250,000	254,136
8.25%, 06/30/2032(a)	375,000	386,998
Dye & Durham Ltd, 8.63%, 04/15/2029(a)	250,000	263,444
Fortress Intermediate 3 Inc, 7.50%, 06/01/2031(a)	225,000	229,707
Open Text Corp, 3.88%, 02/15/2028(a)	125,000	117,864
Open Text Holdings Inc, 4.13%, 12/01/2031(a)	125,000	110,958
Rocket Software Inc
9.00%, 11/28/2028(a)	250,000	259,446
6.50%, 02/15/2029(a)	500,000	471,400
Seagate HDD Cayman
8.25%, 12/15/2029	125,000	133,302
8.50%, 07/15/2031	125,000	133,784
Xerox Holdings Corp, 5.50%, 08/15/2028(a)	200,000	171,778
		2,778,514
Telecommunications - 5.3%
Cogent Communications Group Inc, 7.00%, 06/15/2027(a)	125,000	125,747
Cogent Communications Group Inc / Cogent Communications Finance Inc, 7.00%, 06/15/2027(a)	250,000	250,364
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)	225,000	205,212
EchoStar Corp
10.75%, 11/30/2029	275,000	295,999
6.75%, 11/30/2030	175,000	158,965
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(a)	100,000	106,443
GCI LLC, 4.75%, 10/15/2028(a)	500,000	467,489
Iliad Holding SASU, 7.00%, 04/15/2032(a)	275,000	276,735
Intelsat Jackson Holdings SA, 6.50%, 03/15/2030(a)	150,000	138,731
Level 3 Financing Inc, 10.50%, 04/15/2029(a)	225,000	251,865

The accompanying notes are an integral part of these financial statements.

19

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - (Continued)
Qwest Corp, 7.25%, 09/15/2025	$125,000	$124,703
Viasat Inc, 5.63%, 09/15/2025(a)	250,000	248,571
Windstream Escrow LLC / Windstream Escrow Finance Corp, 8.25%, 10/01/2031(a)	300,000	310,198
Zayo Group Holdings Inc, 4.00%, 03/01/2027(a)	200,000	184,659
		3,145,681
Utilities - 2.2%
Alpha Generation LLC, 6.75%, 10/15/2032(a)	25,000	24,757
Calpine Corp
4.63%, 02/01/2029(a)	125,000	118,105
5.00%, 02/01/2031(a)	125,000	117,637
Clearway Energy Operating LLC, 3.75%, 02/15/2031(a)	250,000	217,874
Lightning Power LLC, 7.25%, 08/15/2032(a)	500,000	515,566
Sunnova Energy Corp, 5.88%, 09/01/2026(a)	25,000	20,901
Vistra Operations Co LLC, 6.88%, 04/15/2032(a)	250,000	256,217
		1,271,057
TOTAL CORPORATE BONDS (Cost $53,907,953)		54,282,746
BANK LOANS - 5.6%
Cable/Satellite TV - 0.7%
Cogeco Communications USA II LP TL, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 09/30/2030	248,125	247,789
Telenet Financing USD LLC TL, Senior Secured First Lien, 6.63% (1 mo. SOFR US + 2.00%), 04/28/2028	200,000	195,036
		442,825
Capital Goods - 0.1%
ArclineFM Holdings LLC TL, Senior Secured First Lien
9.05% (3 mo. SOFR US + 4.50%), 06/23/2028	28,852	29,062
9.57% (6 mo. SOFR US + 4.50%), 06/23/2028	28,707	28,917
		57,979
Consumer-Products - 1.0%
Kronos Acquisition Holdings Inc TL First Lien, 8.58% (3 mo. Term SOFR + 4.00%), 07/08/2031	400,000	378,750
Recess Holdings Inc TL, Senior Secured First Lien, 9.09% (3 mo. SOFR US + 4.50%), 02/20/2030	198,500	200,672
		579,422
Diversified Financial Services - 0.4%
Neon Maple US Debt MergersubInc TL, Senior Secured First Lien
7.44% (1 mo. SOFR US + 3.00%), 11/17/2031	160,228	160,754
7.44% (1 mo. SOFR US + 3.00%), 11/17/2031	57,468	57,657
7.44% (1 mo. SOFR US + 3.00%), 11/17/2031	14,860	14,908
		233,319
Food/Beverage/Tobacco - 0.5%
Upfield USA Corp TL, Senior Secured First Lien, 8.88% (SOFR + 4.25%), 01/03/2028	299,250	300,694

The accompanying notes are an integral part of these financial statements.

20

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
BANK LOANS - (Continued)
Hotels - 0.4%
Travel + Leisure Co TL, Senior Secured First Lien, 6.93% (3 mo. SOFR US + 2.50%), 12/14/2029	$248,125	$249,186
Restaurants - 0.3%
1011778 BC ULC TL, Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 09/23/2030	148,877	148,350
Services - 0.2%
DXP Enterprises Inc TL, Senior Secured First Lien, 8.32% (1 mo. SOFR US + 3.75%), 10/07/2030	98,753	100,110
Technology - 0.7%
DTI Holdco Inc TL, Senior Secured First Lien, 9.11% (1 mo. SOFR US + 4.75%), 04/26/2029	197,475	199,326
Indy US Holdco LLC TL, Senior Secured First Lien
9.11% (1 mo. SOFR US + 4.75%), 03/06/2028	115,587	116,742
9.11% (1 mo. SOFR US + 4.75%), 03/06/2028	83,913	84,753
		400,821
Telecommunications - 0.9%
Crown Subsea Communications Holding Inc TL, Senior Secured First Lien, 8.57% (1 mo. SOFR US + 4.00%), 01/30/2031	248,750	253,103
Voyage Australia Pty Ltd TL, Senior Secured First Lien, 8.64% (3 mo. SOFR US + 3.50%), 07/20/2028	147,710	148,725
Ziggo Financing Partnership TL, Senior Secured First Lien, 7.13% (1 mo. SOFR US + 2.50%), 04/28/2028	150,000	149,560
		551,388
Transportation Excluding Air/Rail - 0.4%
First Student Bidco Inc TL, Senior Secured First Lien, 6.89% (3 mo. SOFR US + 2.50%), 07/21/2028	237,350	238,091
TOTAL BANK LOANS (Cost $3,260,284)		3,302,185
	Shares
SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
First American Treasury Obligations Fund - Class X, 4.40%(c)	1,020,800	1,020,800
TOTAL SHORT-TERM INVESTMENTS (Cost $1,020,800)		1,020,800
TOTAL INVESTMENTS - 99.2% (Cost $58,189,037)		$58,605,731
Other Assets in Excess of Liabilities - 0.8%		457,054
TOTAL NET ASSETS - 100.0%		$59,062,785

The accompanying notes are an integral part of these financial statements.

21

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
December 31, 2024(Continued)
Percentages are stated as a percent of net assets.
EURIBOR - Euro Interbank Offered Rate
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $47,711,054 or 80.8% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $266,063 or 0.5% of net assets as of December 31, 2024.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

22

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024

		Par	Value
CORPORATE BONDS - 84.2%
Aerospace/Defense - 0.3%
TransDigm Inc, 6.38%, 03/01/2029(a)		$3,200,000	$3,211,110
Agency - 0.4%
Airport Authority, 4.88%, 01/12/2026		2,000,000	2,006,761
Istituto per il Credito Sportivo, 5.25%, 10/31/2025	EUR	2,800,000	2,955,994
			4,962,755
Airlines - 1.7%
Air France-KLM
7.25%, 05/31/2026	EUR	2,000,000	2,182,952
4.63%, 05/23/2029	EUR	2,000,000	2,136,714
American Airlines Inc/AAdvantage Loyalty IP Ltd, 5.50%, 04/20/2026(a)		1,572,500	1,570,298
Cathay Pacific MTN Financing HK Ltd, 4.88%, 08/17/2026		2,440,000	2,430,583
Delta Air Lines Inc, 7.00%, 05/01/2025(a)		1,110,000	1,114,929
Delta Air Lines Inc/SkyMiles IP Ltd, 4.50%, 10/20/2025(a)		786,447	781,769
Finnair Oyj, 4.75%, 05/24/2029	EUR	1,500,000	1,588,545
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/2027(a)		3,322,500	3,345,834
Singapore Airlines Ltd, 3.00%, 07/20/2026		1,100,000	1,069,944
Wizz Air Finance Co BV, 1.00%, 01/19/2026	EUR	3,725,000	3,743,437
			19,965,005
Automotive & Auto Parts - 9.2%
Benteler International AG, 9.38%, 05/15/2028	EUR	1,400,000	1,533,954
Cie Plastic Omnium SE, 4.88%, 03/13/2029	EUR	1,700,000	1,819,827
Clarios Global LP/Clarios US Finance Co, 4.38%, 05/15/2026	EUR	1,500,000	1,555,641
Ford Motor Credit Co LLC
3.38%, 11/13/2025		5,351,000	5,269,502
6.95%, 06/10/2026		3,000,000	3,069,663
5.80%, 03/05/2027		2,000,000	2,019,524
4.87%, 08/03/2027	EUR	2,075,000	2,235,683
4.17%, 11/21/2028	EUR	425,000	448,728
4.45%, 02/14/2030	EUR	3,000,000	3,196,141
4.00%, 11/13/2030		600,000	540,975
Forvia SE
7.25%, 06/15/2026	EUR	379,000	406,527
2.75%, 02/15/2027	EUR	1,100,000	1,098,971
5.13%, 06/15/2029	EUR	750,000	778,836
5.50%, 06/15/2031	EUR	2,325,000	2,406,988
General Motors Financial CoInc
4.35%, 04/09/2025		1,170,000	1,167,922
5.40%, 04/06/2026		3,000,000	3,018,378
5.40%, 05/08/2027		3,840,000	3,880,928
5.80%, 06/23/2028		2,000,000	2,040,634
Genuine Parts Co, 1.75%, 02/01/2025		200,000	199,471
Harley-Davidson Financial Services Inc, 6.50%, 03/10/2028(a)		1,500,000	1,536,167

The accompanying notes are an integral part of these financial statements.

23

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Automotive & Auto Parts - (Continued)
Hyundai Capital America
5.80%, 06/26/2025		$3,000,000	$3,011,430
6.00%, 07/11/2025(a)		3,500,000	3,523,536
5.30%, 03/19/2027(a)		1,000,000	1,006,971
5.30%, 01/08/2029(a)		3,325,000	3,332,705
IHO Verwaltungs GmbH
8.75% (includes 9.50% PIK), 05/15/2028	EUR	2,250,000	2,465,114
6.75% (includes 7.50% PIK), 11/15/2029	EUR	2,050,000	2,174,166
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025(a)		1,100,000	1,100,443
4.50%, 07/15/2028	EUR	6,625,000	6,920,929
Kia Corp
2.38%, 02/14/2025		1,990,000	1,983,819
3.25%, 04/21/2026		1,200,000	1,175,346
1.75%, 10/16/2026		3,000,000	2,839,702
LKQ Corp, 5.75%, 06/15/2028		460,000	467,754
Mahle GmbH, 6.50%, 05/02/2031	EUR	1,550,000	1,581,586
Mercedes-Benz Finance North America LLC, 4.95%, 03/30/2025(a)		550,000	550,183
Nissan Motor Acceptance Co LLC, 6.95%, 09/15/2026		1,000,000	1,023,484
Nissan Motor Co Ltd
3.52%, 09/17/2025(a)		4,784,000	4,716,610
2.65%, 03/17/2026	EUR	700,000	720,244
4.35%, 09/17/2027(a)		2,500,000	2,408,331
Porsche Automobil Holding SE, 3.75%, 09/27/2029	EUR	2,575,000	2,663,579
RCI Banque SA
4.63%, 07/13/2026	EUR	4,500,000	4,748,614
3.75%, 10/04/2027	EUR	5,575,000	5,843,953
Stellantis NV, 3.38%, 11/19/2028	EUR	3,425,000	3,547,850
TI Automotive Finance PLC, 3.75%, 04/15/2029	EUR	2,500,000	2,578,702
Toyota Motor Credit Corp, 3.00%, 04/01/2025		3,000,000	2,988,827
Valeo SE, 5.38%, 05/28/2027	EUR	3,600,000	3,886,418
Volkswagen Financial Services NV, 5.88%, 05/23/2029	GBP	1,200,000	1,512,788
ZF Europe Finance BV
2.50%, 10/23/2027	EUR	800,000	781,340
4.75%, 01/31/2029	EUR	1,000,000	1,009,881
			108,788,765
Banking - 17.9%
Abanca Corp Bancaria SA, 8.38% to 09/23/2028 then 5 yr. Swap Rate EUR + 5.25%, 09/23/2033	EUR	3,600,000	4,271,259
AIB Group PLC, 2.88% to 05/30/2026 then 5 yr. Swap Rate EUR + 3.30%, 05/30/2031	EUR	7,100,000	7,294,756
Australia & New Zealand Banking Group Ltd, 2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030(a)		2,700,000	2,663,470

The accompanying notes are an integral part of these financial statements.

24

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
Banco BPM SPA
4.88% to 01/17/2029 then 3 mo. EURIBOR + 2.35%, 01/17/2030	EUR	1,850,000	$2,022,617
3.88% to 09/09/2029 then 3 mo. EURIBOR + 1.47%, 09/09/2030	EUR	1,500,000	1,577,223
Banco Comercial Portugues SA, 3.87% to 03/27/2025 then 5 yr. Swap Rate EUR + 4.23%, 03/27/2030	EUR	600,000	622,132
Banco de Sabadell SA, 2.50% to 04/15/2026 then 5 yr. Swap Rate EUR + 2.95%, 04/15/2031	EUR	900,000	924,120
Banco Santander SA, 2.25% to 10/04/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 10/04/2032	GBP	2,100,000	2,411,391
Bank of America Corp
4.00%, 01/22/2025		1,100,000	1,099,484
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026		1,945,000	1,945,266
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028		900,000	890,510
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028		1,500,000	1,438,020
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029		5,000,000	5,125,677
Bank of Ireland Group PLC
4.88% to 07/16/2027 then 1 yr. Swap Rate EUR + 2.05%, 07/16/2028	EUR	1,650,000	1,791,393
1.38% to 08/11/2026 then 5 yr. Swap Rate EUR + 1.65%, 08/11/2031	EUR	3,935,000	3,959,610
7.59% to 12/06/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.70%, 12/06/2032	GBP	1,100,000	1,436,653
Bankinter SA, 5.00% to 06/25/2029 then 5 yr. Swap Rate EUR + 2.35%, 06/25/2034	EUR	2,000,000	2,145,721
Barclays PLC
7.33% to 11/02/2025 then 1 yr. CMT Rate + 3.05%, 11/02/2026		3,500,000	3,564,551
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027		1,400,000	1,415,274
8.41% to 11/14/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.75%, 11/14/2032	GBP	725,000	972,055
BNP Paribas SA
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028		3,000,000	2,851,866
2.38% to 11/20/2025 then 5 yr. Swap Rate EUR + 1.85%, 11/20/2030	EUR	1,600,000	1,640,655
4.16% to 08/28/2029 then 5 yr. Swap Rate EUR + 1.70%, 08/28/2034	EUR	1,400,000	1,463,070
BPCE SA
4.50%, 03/15/2025(a)		6,200,000	6,189,342
2.50% to 11/30/2027 then BPISDS05 + 1.83%, 11/30/2032	GBP	2,500,000	2,850,522
1.50% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	2,200,000	2,177,530
CaixaBank SA
6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027(a)		1,150,000	1,180,407
5.67% to 03/15/2029 then SOFR + 1.78%, 03/15/2030(a)		2,575,000	2,601,592
2.25% to 04/17/2025 then 5 yr. Swap Rate EUR + 1.68%, 04/17/2030	EUR	1,500,000	1,547,388
6.25% to 02/23/2028 then 5 yr. Swap Rate EUR + 3.55%, 02/23/2033	EUR	1,800,000	2,000,090
6.88% to 10/25/2028 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.70%, 10/25/2033	GBP	1,500,000	1,941,544
Ceska sporitelna AS
5.94% to 06/29/2026 then 3 mo. EURIBOR + 2.40%, 06/29/2027	EUR	1,700,000	1,838,451
5.74% to 03/08/2027 then 3 mo. EURIBOR + 2.35%, 03/08/2028	EUR	1,600,000	1,744,524

The accompanying notes are an integral part of these financial statements.

25

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
Commerzbank AG
4.00% to 12/05/2025 then 5 yr. Swap Rate EUR + 4.35%, 12/05/2030	EUR	3,900,000	$4,053,074
1.38% to 12/29/2026 then 5 yr. Swap Rate EUR + 1.73%, 12/29/2031	EUR	2,100,000	2,088,680
4.88% to 10/16/2029 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034	EUR	3,300,000	3,546,894
Credit AgricoleSA
1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026(a)		5,500,000	5,420,623
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028(a)		1,100,000	1,086,662
5.50% to 08/28/2028 then 5 yr. Swap Rate EUR + 2.25%, 08/28/2033	EUR	4,400,000	4,826,495
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026(a)		850,000	830,539
1.38% to 02/12/2025 then 5 yr. Swap Rate EUR + 1.70%, 02/12/2030	EUR	1,500,000	1,550,054
1.50% to 09/02/2025 then 5 yr. Swap Rate EUR + 1.90%, 09/02/2030	EUR	3,200,000	3,274,770
1.00% to 05/15/2026 then 5 yr. Swap Rate EUR + 1.40%, 05/15/2031	EUR	2,000,000	2,016,793
Deutsche Bank AG
6.12% to 07/14/2025 then SOFR + 3.19%, 07/14/2026		2,500,000	2,516,908
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027		2,700,000	2,783,089
4.00% to 07/12/2027 then 3 mo. EURIBOR + 0.95%, 07/12/2028	EUR	2,400,000	2,535,303
4.00% to 06/24/2027 then 5 yr. Swap Rate EUR + 3.30%, 06/24/2032	EUR	3,100,000	3,216,378
Eurobank SA, 4.00% to 09/24/2029 then 1 yr. Swap Rate EUR + 1.80%, 09/24/2030	EUR	1,475,000	1,561,719
Hamburg Commercial Bank AG
0.50% to 09/22/2025 then 3 mo. EURIBOR + 0.90%, 09/22/2026	EUR	2,300,000	2,333,282
4.50%, 07/24/2028	EUR	2,100,000	2,222,504
HSBC HoldingsPLC
6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032	EUR	3,000,000	3,347,089
8.20% to 11/16/2029 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.55%, 11/16/2034	GBP	3,230,000	4,433,040
4.60% to 03/22/2030 then 5 yr. Swap Rate EUR + 1.85%, 03/22/2035	EUR	320,000	343,087
Ibercaja Banco SA, 2.75% to 07/23/2025 then 5 yr. Swap Rate EUR + 2.88%, 07/23/2030	EUR	2,500,000	2,571,639
ING Groep NV, 1.00% to 11/13/2025 then 5 yr. Swap Rate EUR + 1.20%, 11/13/2030	EUR	2,000,000	2,028,532
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029(a)		2,800,000	2,847,567
La Banque Postale SA, 0.88% to 01/26/2026 then 5 yr. Swap Rate EUR + 1.38%, 01/26/2031	EUR	3,100,000	3,134,277
Lloyds Banking Group PLC, 5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027		5,500,000	5,583,150
NatWest GroupPLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027		200,000	202,035
3.62% to 08/14/2025 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.55%,08/14/2030	GBP	1,800,000	2,233,959
NBK SPC Ltd, 1.63% to 09/15/2026 then SOFR + 1.05%, 09/15/2027		750,000	705,254
Nova Ljubljanska Banka dd, 7.13% to 06/27/2026 then 1 yr. Swap Rate EUR + 3.61%,06/27/2027	EUR	1,100,000	1,208,485

The accompanying notes are an integral part of these financial statements.

26

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
Permanent TSB Group Holdings PLC, 6.63% to 04/25/2027 then EURIBOR ICE Swap Rate +3.50%, 04/25/2028	EUR	4,425,000	$4,916,068
QNB Finance Ltd, 5.93% (SOFR + 1.20%), 04/02/2029		4,300,000	4,315,399
Santander UK Group HoldingsPLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027		800,000	761,989
7.10% to 11/16/2026 then BPSWS1 + 2.87%, 11/16/2027	GBP	1,000,000	1,291,377
Societe Generale SA
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026(a)		2,500,000	2,495,729
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026(a)		1,000,000	965,384
1.00% to 11/24/2025 then 5 yr. Swap Rate EUR + 1.55%, 11/24/2030	EUR	6,200,000	6,265,893
1.13% to 06/30/2026 then 5 yr. Swap Rate EUR + 1.60%, 06/30/2031	EUR	2,200,000	2,199,380
Standard Chartered PLC
6.17% to 01/09/2026 then 1 yr. CMT Rate + 2.05%, 01/09/2027		4,690,000	4,737,279
6.57% (SOFR + 2.03%), 02/08/2028		1,600,000	1,636,110
5.70% (SOFR + 1.17%), 05/14/2028		900,000	906,179
3.52% to 02/12/2025 then 5 yr. CMT Rate + 1.85%, 02/12/2030		1,400,000	1,396,553
2.50% to 09/09/2025 then 5 yr. Swap Rate EUR + 2.80%, 09/09/2030	EUR	6,905,000	7,109,127
Tatra Banka as, 4.97% to 04/29/2029 then 3 mo. EURIBOR + 2.10%, 04/29/2030	EUR	1,000,000	1,082,227
Tatra Banka AS, 5.95% to 02/17/2025 then 3 mo. EURIBOR + 2.65%, 02/17/2026	EUR	900,000	935,053
Unicaja Banco SA, 6.50% to 09/11/2027 then 1 yr. Swap Rate EUR + 3.25%, 09/11/2028	EUR	1,100,000	1,227,523
UniCredit SPA
2.73% to 01/15/2027 then 5 yr. Swap Rate EUR + 2.80%, 01/15/2032	EUR	1,600,000	1,627,763
5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032(a)		3,600,000	3,608,192
Virgin Money UK PLC, 5.13% to 12/11/2025 then UK Government Bonds 5 Year Note Generic Bid Yield + 5.25%, 12/11/2030	GBP	4,350,000	5,418,666
Volksbank Wien AG, 5.75% to 06/21/2029 then 5 yr. Swap Rate EUR + 3.10%, 06/21/2034	EUR	1,400,000	1,504,761
Westpac Banking Corp, 2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030		5,245,000	5,233,842
			211,734,538
Broadcasting - 2.2%
Asmodee Group AB, 5.75%, 12/15/2029	EUR	850,000	911,477
Netflix Inc, 4.88%, 06/15/2030(a)		700,000	697,140
Nexstar Media Inc, 4.75%, 11/01/2028(a)		2,975,000	2,777,225
Pinewood Finance Co Ltd, 3.25%, 09/30/2025	GBP	500,000	615,931
Pinewood Finco PLC, 6.00%, 03/27/2030	GBP	2,075,000	2,584,529
TEGNA Inc, 4.63%, 03/15/2028		3,025,000	2,869,977
Univision Communications Inc
6.63%, 06/01/2027(a)		1,275,000	1,271,363
8.00%, 08/15/2028(a)		2,800,000	2,854,363

The accompanying notes are an integral part of these financial statements.

27

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Broadcasting - (Continued)
Warnermedia Holdings Inc
3.64%, 03/15/2025		$4,968,000	$4,951,677
3.76%, 03/15/2027		7,248,000	6,983,835
			26,517,517
Building Materials - 0.7%
HT Troplast GmbH, 9.38%, 07/15/2028	EUR	1,800,000	1,977,475
James Hardie International Finance DAC
3.63%, 10/01/2026	EUR	2,655,000	2,752,161
5.00%, 01/15/2028(a)		922,000	900,512
Standard Industries Inc, 2.25%, 11/21/2026	EUR	2,000,000	2,032,318
			7,662,466
Cable/Satellite TV - 1.3%
CCO Holdings LLC/CCO Holdings CapitalCorp
5.50%, 05/01/2026(a)		3,250,000	3,243,459
5.38%, 06/01/2029(a)		8,800,000	8,422,695
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.75%, 02/15/2028		1,200,000	1,143,946
Directv Financing LLC/Directv Financing Co-Obligor Inc, 5.88%, 08/15/2027(a)		2,650,000	2,584,714
			15,394,814
Capital Goods - 1.9%
CK Hutchison International 24 Ltd, 5.38%, 04/26/2029		8,000,000	8,132,962
Esab Corp, 6.25%, 04/15/2029(a)		800,000	810,952
Ingersoll Rand Inc, 5.40%, 08/14/2028		1,475,000	1,498,795
Regal Rexnord Corp, 6.05%, 02/15/2026		4,640,000	4,684,179
Traton Finance Luxembourg SA
4.13%, 11/22/2025	EUR	800,000	835,834
5.63%, 01/16/2029	GBP	4,200,000	5,272,044
Weir Group PLC, 6.88%, 06/14/2028	GBP	1,250,000	1,625,995
			22,860,761
Chemicals - 1.8%
Celanese US Holdings LLC, 6.17%, 07/15/2027		3,450,000	3,503,441
INEOS Finance PLC
2.88%, 05/01/2026	EUR	3,900,000	4,029,214
6.63%, 05/15/2028	EUR	1,775,000	1,912,755
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/2030	EUR	1,825,000	1,965,412
International Flavors & Fragrances Inc
1.23%, 10/01/2025(a)		1,600,000	1,555,949
1.83%, 10/15/2027(a)		3,505,000	3,221,751
2.30%, 11/01/2030(a)		1,400,000	1,189,974
Orbia Advance Corp SAB deCV
1.88%, 05/11/2026		3,100,000	2,928,607
4.00%, 10/04/2027		1,020,000	971,544
			21,278,647

The accompanying notes are an integral part of these financial statements.

28

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Consumer-Products - 0.6%
Coty Inc, 4.50%, 05/15/2027	EUR	1,150,000	$1,219,356
Haleon UK Capital PLC, 3.13%, 03/24/2025		4,370,000	4,353,051
Kimberly-Clark de Mexico SAB de CV, 3.25%, 03/12/2025		1,791,000	1,784,741
			7,357,148
Containers - 0.7%
Amcor Flexibles North America Inc, 4.00%, 05/17/2025		850,000	847,014
Berry Global Inc, 5.50%, 04/15/2028		3,850,000	3,889,790
OI European Group BV, 5.25%, 06/01/2029	EUR	1,725,000	1,827,047
ProGroup AG, 5.13%, 04/15/2029	EUR	1,200,000	1,226,162
			7,790,013
Diversified Financial Services - 10.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026		2,039,000	1,953,360
6.10%, 01/15/2027		800,000	818,429
6.45%, 04/15/2027		2,181,000	2,249,526
Air Lease Corp
2.88%, 01/15/2026		4,364,000	4,272,961
2.20%, 01/15/2027		2,560,000	2,430,495
AIR Lease Corp Sukuk Ltd, 5.85%, 04/01/2028		1,025,000	1,041,325
Aircastle Ltd, 5.25%, 08/11/2025(a)		4,430,000	4,432,749
Ares Capital Corp
4.25%, 03/01/2025		1,525,000	1,521,910
3.25%, 07/15/2025		200,000	198,117
7.00%, 01/15/2027		3,875,000	4,016,456
Aviation Capital GroupLLC
4.13%, 08/01/2025(a)		1,000,000	994,508
3.50%, 11/01/2027(a)		4,500,000	4,303,924
Avolon Holdings Funding Ltd
5.50%, 01/15/2026(a)		2,130,000	2,136,795
4.25%, 04/15/2026(a)		1,425,000	1,408,691
AXA Logistics Europe Master SCA, 0.38%, 11/15/2026	EUR	575,000	567,500
Blackstone Private CreditFund
7.05%, 09/29/2025		500,000	507,484
2.63%, 12/15/2026		4,000,000	3,812,314
3.25%, 03/15/2027		1,500,000	1,436,295
Blackstone Secured Lending Fund, 5.35%, 04/13/2028		2,325,000	2,318,614
Blue Owl CapitalCorp
4.00%, 03/30/2025		2,705,000	2,697,369
3.75%, 07/22/2025		1,115,000	1,106,056
Blue Owl Credit Income Corp, 7.75%, 09/16/2027		475,000	498,838
BOC Aviation Ltd, 6.69% (3 mo. LIBOR US + 1.30%), 05/21/2025(b)		3,000,000	3,020,756
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(a)		2,825,000	2,826,366
CA Auto Bank SPA, 6.00%, 12/06/2026	GBP	4,250,000	5,382,325
California Buyer Ltd/Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)		2,350,000	2,345,549

The accompanying notes are an integral part of these financial statements.

29

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
DAE Funding LLC
2.63%, 03/20/2025		$3,700,000	$3,672,296
2.63%, 03/20/2025(a)		1,492,000	1,480,829
DAE Sukuk Difc Ltd, 3.75%, 02/15/2026		280,000	274,961
Dcli Bidco LLC, 7.75%, 11/15/2029(a)		2,300,000	2,360,589
Fiserv Inc, 5.38%, 08/21/2028		800,000	811,256
Goldman Sachs Bank USA, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027		650,000	655,205
Goldman Sachs Group Inc, 5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026		2,500,000	2,514,509
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/2031	GBP	625,000	838,938
Hyundai Card Co Ltd, 5.75%, 04/24/2029		860,000	872,937
Icahn Enterprises LP/Icahn Enterprises Finance Corp, 5.25%, 05/15/2027		5,900,000	5,591,344
India Vehicle Finance, 5.85%, 03/25/2029		2,630,000	2,616,374
Jerrold Finco PLC, 5.25%, 01/15/2027	GBP	1,900,000	2,352,849
Macquarie Bank Ltd, 4.88%, 06/10/2025(a)		2,100,000	2,098,168
Mirae Asset Securities Co Ltd
2.63%, 07/30/2025		4,780,000	4,703,739
5.50%, 07/31/2027		2,275,000	2,284,152
Mitsubishi HC Capital UK PLC, 3.75% (3 mo. EURIBOR + 0.70%), 04/30/2026	EUR	1,400,000	1,451,193
Morgan Stanley
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026		600,000	599,528
6.14% to 10/16/2025 then SOFR + 1.77%, 10/16/2026		2,500,000	2,526,101
Nasdaq Inc, 5.35%, 06/28/2028		850,000	862,752
REC Ltd
2.25%, 09/01/2026		200,000	190,710
2.75%, 01/13/2027		2,840,000	2,709,513
Shriram Finance Ltd
4.15%, 07/18/2025		900,000	890,946
6.15%, 04/03/2028		5,375,000	5,312,116
Sofina SA, 1.00%, 09/23/2028	EUR	3,100,000	2,911,626
SoftBank Group Corp
3.13%, 01/06/2025		750,000	749,531
4.00%, 07/06/2026		1,475,000	1,439,890
5.00%, 04/15/2028	EUR	3,000,000	3,193,593
Synchrony Financial, 4.88%, 06/13/2025		3,750,000	3,747,290
UBS Group AG, 2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026(a)		4,250,000	4,200,308
			122,211,955
Diversified Media - 0.5%
Clear Channel Outdoor Holdings Inc, 9.00%, 09/15/2028(a)		2,600,000	2,733,791
Prosus NV, 3.26%, 01/19/2027		3,600,000	3,443,347
			6,177,138

The accompanying notes are an integral part of these financial statements.

30

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Energy - 1.1%
Expand Energy Corp, 5.38%, 02/01/2029		$2,000,000	$1,971,580
ONEOK Inc
5.55%, 11/01/2026		775,000	785,168
4.40%, 10/15/2029		1,125,000	1,091,577
Plains All American Pipeline LP/PAA Finance Corp, 4.65%, 10/15/2025		2,176,000	2,173,693
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025		446,000	446,188
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp, 5.50%, 01/15/2028(a)		5,875,000	5,655,059
Targa Resources Partners LP/Targa Resources Partners Finance Corp, 6.88%, 01/15/2029		1,000,000	1,025,473
			13,148,738
Food & Drug Retail - 0.2%
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/2025	EUR	400,000	409,073
Picard Groupe SAS, 6.38%, 07/01/2029	EUR	1,975,000	2,132,917
			2,541,990
Food/Beverage/Tobacco - 2.5%
Bacardi Ltd/Bacardi-Martini BV, 5.25%, 01/15/2029(a)		500,000	499,618
Bright Food Singapore Holdings Pte Ltd, 1.75%, 07/22/2025	EUR	4,150,000	4,262,155
Campbell Soup Co
3.95%, 03/15/2025		3,500,000	3,492,263
5.20%, 03/21/2029		2,825,000	2,852,170
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/2027(a)		1,600,000	1,492,766
Conagra Brands Inc, 5.30%, 10/01/2026		2,000,000	2,021,674
Constellation Brands Inc, 4.35%, 05/09/2027		175,000	173,387
Keurig Dr Pepper Inc, 5.05%, 03/15/2029		4,450,000	4,465,023
Performance Food Group Inc, 6.13%, 09/15/2032(a)		1,300,000	1,301,566
Sysco Corp, 3.30%, 07/15/2026		1,700,000	1,665,867
Tereos Finance Groupe I SA, 5.88%, 04/30/2030	EUR	625,000	665,210
Upfield BV, 6.88%, 07/02/2029	EUR	2,125,000	2,301,662
Viterra Finance BV, 0.38%, 09/24/2025	EUR	4,075,000	4,137,134
			29,330,495
Gaming - 0.8%
Cirsa Finance International SARL, 6.50%, 03/15/2029	EUR	1,050,000	1,150,784
Flutter Treasury Designated Activity Co
5.00%, 04/29/2029	EUR	825,000	891,190
6.38%, 04/29/2029(a)		950,000	965,088
International Game Technology PLC, 3.50%, 06/15/2026	EUR	2,400,000	2,486,461
Sands China Ltd
5.13%, 08/08/2025		1,300,000	1,295,422
2.30%, 03/08/2027		800,000	746,763
5.40%, 08/08/2028		2,400,000	2,374,733
			9,910,441

The accompanying notes are an integral part of these financial statements.

31

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Healthcare - 3.7%
Amgen Inc
1.90%, 02/21/2025		$800,000	$796,865
5.25%, 03/02/2025		500,000	500,311
5.51%, 03/02/2026		500,000	500,033
5.25%, 03/02/2030		1,700,000	1,716,556
CVS Health Corp, 5.00%, 01/30/2029		4,350,000	4,292,867
Ephios Subco 3 SARL, 7.88%, 01/31/2031	EUR	1,075,000	1,214,740
GE HealthCare Technologies Inc, 4.80%, 08/14/2029		2,075,000	2,056,519
Grifols SA, 7.13%, 05/01/2030	EUR	1,500,000	1,601,359
Gruenenthal GmbH, 4.63%, 11/15/2031	EUR	2,275,000	2,387,090
HCA Inc
5.38%, 02/01/2025		1,900,000	1,900,457
5.88%, 02/15/2026		2,980,000	2,995,919
5.63%, 09/01/2028		3,704,000	3,755,023
4.13%, 06/15/2029		2,000,000	1,909,043
IQVIA Inc
5.70%, 05/15/2028		1,675,000	1,696,540
6.25%, 02/01/2029		5,000,000	5,173,835
Medline Borrower LP/Medline Co-Issuer Inc, 6.25%, 04/01/2029(a)		1,425,000	1,441,807
Perrigo Finance Unlimited Co, 5.38%, 09/30/2032	EUR	675,000	725,524
Pfizer Investment Enterprises Pte Ltd, 4.45%, 05/19/2026		350,000	349,712
Quest Diagnostics Inc, 4.63%, 12/15/2029		1,130,000	1,112,755
Stryker Corp, 4.25%, 09/11/2029		575,000	559,874
UCB SA, 4.25%, 03/20/2030	EUR	1,400,000	1,493,161
UnitedHealth Group Inc, 4.80%, 01/15/2030		1,200,000	1,195,441
Werfen SA, 4.63%, 06/06/2028	EUR	3,500,000	3,795,114
			43,170,545
Homebuilders/Real Estate - 7.2%
AccorInvest Group SA
6.38%, 10/15/2029	EUR	600,000	655,069
5.50%, 11/15/2031	EUR	2,900,000	3,077,173
Akelius Residential Property AB, 2.38%, 08/15/2025	GBP	3,250,000	3,995,208
American Tower Corp
5.25%, 07/15/2028		2,200,000	2,214,649
5.20%, 02/15/2029		700,000	704,398
ARGAN SA, 1.01%, 11/17/2026	EUR	1,000,000	992,817
Aroundtown SA
0.63%, 07/09/2025	EUR	1,400,000	1,431,407
4.80%, 07/16/2029	EUR	1,500,000	1,610,369
Assemblin Caverion Group AB, 6.25%, 07/01/2030	EUR	575,000	626,411
Balder Finland Oyj, 1.00%, 01/18/2027	EUR	3,380,000	3,351,625
Blackstone Property Partners Europe Holdings SARL
1.00%, 10/20/2026	EUR	1,000,000	995,437
3.63%, 10/29/2029	EUR	2,000,000	2,073,673

The accompanying notes are an integral part of these financial statements.

32

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Homebuilders/Real Estate - (Continued)
CTP NV, 0.50%, 06/21/2025	EUR	2,700,000	$2,762,992
Digital Dutch Finco BV, 0.63%, 07/15/2025	EUR	2,100,000	2,152,012
Fastighets AB Balder
1.88%, 03/14/2025	EUR	1,350,000	1,395,481
1.88%, 01/23/2026	EUR	1,100,000	1,125,001
GLP Capital LP/GLP Financing II Inc, 5.25%, 06/01/2025		5,500,000	5,502,172
Hammerson PLC
3.50%, 10/27/2025	GBP	1,434,000	1,769,757
6.00%, 02/23/2026	GBP	2,100,000	2,654,773
7.25%, 04/21/2028	GBP	1,900,000	2,501,545
Heimstaden Bostad AB
1.13%, 01/21/2026	EUR	1,150,000	1,164,861
3.88%, 11/05/2029	EUR	2,125,000	2,185,717
Immobiliare Grande Distribuzione SIIQ SPA, 6.25%, 05/17/2027(c)	EUR	780,651	840,579
Kojamo Oyj, 2.00%, 03/31/2026	EUR	3,056,000	3,118,615
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp, 5.25%, 10/01/2025(a)		3,130,000	3,136,631
Logicor Financing SARL, 4.63%, 07/25/2028	EUR	1,700,000	1,827,360
MasTec Inc, 4.50%, 08/15/2028(a)		1,180,000	1,145,212
NE Property BV, 1.88%, 10/09/2026	EUR	1,400,000	1,419,099
P3 Group SARL, 4.63%, 02/13/2030	EUR	1,425,000	1,532,179
Quanta Services Inc, 4.75%, 08/09/2027		650,000	649,362
TAG Immobilien AG, 4.25%, 03/04/2030	EUR	2,000,000	2,107,371
Toll Brothers Finance Corp, 4.88%, 03/15/2027		1,500,000	1,499,706
Trust Fibra Uno, 5.25%, 01/30/2026		4,550,000	4,539,878
Uniti Group LP/Uniti Group Finance Inc/CSL Capital LLC, 10.50%, 02/15/2028(a)		2,675,000	2,855,069
VICI Properties LP/VICI Note Co Inc
4.63%, 06/15/2025(a)		2,000,000	1,995,003
4.50%, 09/01/2026(a)		2,800,000	2,776,978
4.25%, 12/01/2026(a)		3,210,000	3,158,902
Webuild SPA
3.88%, 07/28/2026	EUR	100,000	104,133
5.38%, 06/20/2029	EUR	1,300,000	1,422,494
4.88%, 04/30/2030	EUR	3,475,000	3,732,725
Weyerhaeuser Co, 4.75%, 05/15/2026		2,325,000	2,327,032
			85,130,875
Hotels - 0.9%
Hyatt Hotels Corp
5.38%, 04/23/2025		2,550,000	2,551,841
5.25%, 06/30/2029		2,500,000	2,503,722
Marriott International Inc, 4.90%, 04/15/2029		2,725,000	2,721,150
Whitbread Group PLC, 3.38%, 10/16/2025	GBP	2,000,000	2,466,094
			10,242,807

The accompanying notes are an integral part of these financial statements.

33

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Insurance - 0.3%
Athora Holding Ltd, 6.63%, 06/16/2028	EUR	2,400,000	$2,702,059
Rothesay Life PLC, 8.00%, 10/30/2025	GBP	450,000	574,170
			3,276,229
Leisure - 1.2%
Carnival Holdings Bermuda Ltd, 10.38%, 05/01/2028(a)		4,500,000	4,797,525
CPUK Finance Ltd, 6.50%, 08/28/2026	GBP	510,000	637,155
Expedia Group Inc, 6.25%, 05/01/2025(a)		2,350,000	2,351,727
Royal Caribbean CruisesLtd
5.63%, 09/30/2031(a)		4,350,000	4,281,745
6.00%, 02/01/2033(a)		1,672,000	1,669,233
			13,737,385
Metals/Mining - 0.3%
Novelis Corp, 3.25%, 11/15/2026(a)		3,000,000	2,860,186
Paper - 0.7%
Suzano Austria GmbH, 6.00%, 01/15/2029		2,100,000	2,111,860
Suzano International Finance BV, 5.50%, 01/17/2027		4,500,000	4,505,219
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/2031	EUR	1,250,000	1,348,581
			7,965,660
Publishing/Printing - 0.2%
Informa PLC, 3.13%, 07/05/2026	GBP	1,600,000	1,945,812
Restaurants - 0.1%
Bertrand Franchise Finance SAS, 6.96% (3 mo. EURIBOR + 3.75%), 07/18/2030	EUR	1,075,000	1,122,866
Services - 2.6%
Arena Luxembourg Finance SARL, 1.88%, 02/01/2028	EUR	2,000,000	1,979,137
Boels Topholding BV, 5.75%, 05/15/2030	EUR	1,950,000	2,118,127
Kapla Holding SAS, 6.39% (3 mo. EURIBOR + 3.50%), 07/31/2030	EUR	1,975,000	2,056,977
Leasys SPA
4.63%, 02/16/2027	EUR	3,330,000	3,558,064
3.88%, 10/12/2027	EUR	2,200,000	2,316,469
Loxam SAS
4.50%, 02/15/2027	EUR	425,000	445,977
6.38%, 05/31/2029	EUR	1,050,000	1,148,350
Pachelbel Bidco SPA, 7.13%, 05/17/2031	EUR	1,500,000	1,668,659
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/2026	EUR	1,500,000	1,569,761
Prime Security Services Borrower LLC/Prime Finance Inc, 6.25%, 01/15/2028(a)		5,675,000	5,650,714
Q-Park Holding I BV, 5.13%, 03/01/2029	EUR	1,000,000	1,070,943
RAC Bond Co PLC, 4.87%, 05/06/2026	GBP	3,300,000	4,101,573
Uber Technologies Inc, 4.30%, 01/15/2030		1,100,000	1,064,882
WESCO Distribution Inc, 6.38%, 03/15/2029(a)		2,250,000	2,282,884
			31,032,517

The accompanying notes are an integral part of these financial statements.

34

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Steel - 0.5%
ABJA Investment Co Pte Ltd, 5.45%, 01/24/2028		$3,500,000	$3,521,996
ArcelorMittal SA, 4.88%, 09/26/2026	EUR	2,550,000	2,725,167
			6,247,163
Super Retail - 1.7%
AA Bond Co Ltd, 8.45%, 01/31/2028	GBP	4,000,000	5,289,278
B&M European Value Retail SA, 8.13%, 11/15/2030	GBP	850,000	1,137,400
Dufry One BV, 2.00%, 02/15/2027	EUR	3,000,000	3,029,273
Glatfelter Corp, 7.25%, 11/15/2031(a)		3,075,000	3,005,767
John Lewis PLC, 6.13%, 01/21/2025	GBP	2,850,000	3,568,118
Meituan, 4.50%, 04/02/2028		3,400,000	3,317,051
Tapestry Inc, 5.10%, 03/11/2030		1,150,000	1,137,396
			20,484,283
Supranational - 0.2%
Africa Finance Corp, 4.38%, 04/17/2026		2,200,000	2,164,089
Technology - 4.8%
Almaviva-The Italian Innovation Co SPA, 5.00%, 10/30/2030	EUR	2,975,000	3,139,437
ams-OSRAM AG, 10.50%, 03/30/2029	EUR	2,575,000	2,637,548
Broadcom Corp/Broadcom Cayman Finance Ltd, 3.88%, 01/15/2027		500,000	492,349
BroadcomInc
3.15%, 11/15/2025		800,000	789,896
4.75%, 04/15/2029		2,000,000	1,988,241
5.05%, 07/12/2029		600,000	602,307
Cadence Design Systems Inc, 4.30%, 09/10/2029		325,000	318,611
Cloud Software Group Inc, 6.50%, 03/31/2029(a)		5,250,000	5,159,637
Fortress Intermediate 3 Inc, 7.50%, 06/01/2031(a)		2,125,000	2,169,457
Gen Digital Inc, 5.00%, 04/15/2025(a)		1,625,000	1,623,314
Hewlett Packard Enterprise Co
4.45%, 09/25/2026		2,675,000	2,663,225
4.55%, 10/15/2029		1,075,000	1,048,719
HP Inc, 4.00%, 04/15/2029		5,000,000	4,794,919
Intel Corp
3.15%, 05/11/2027		540,000	518,225
3.75%, 08/05/2027		500,000	484,996
IPD 3 BV, 8.00%, 06/15/2028	EUR	1,100,000	1,204,953
LG Energy Solution Ltd
5.38%, 07/02/2027(a)		950,000	953,817
5.75%, 09/25/2028		1,830,000	1,854,282
Oracle Corp
2.95%, 05/15/2025		2,000,000	1,986,380
6.15%, 11/09/2029		1,600,000	1,678,604
2.95%, 04/01/2030		1,200,000	1,084,372
Rocket Software Inc, 9.00%, 11/28/2028(a)		2,675,000	2,776,067
Roper Technologies Inc, 4.50%, 10/15/2029		1,140,000	1,119,595
SK Battery America Inc, 4.88%, 01/23/2027		2,000,000	1,998,234

The accompanying notes are an integral part of these financial statements.

35

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Technology - (Continued)
SK Hynix Inc
6.25%, 01/17/2026		$2,000,000	$2,025,590
6.38%, 01/17/2028		2,000,000	2,063,618
Teleperformance SE, 5.25%, 11/22/2028	EUR	2,900,000	3,173,063
Ubisoft Entertainment SA, 0.88%, 11/24/2027	EUR	2,800,000	2,452,273
VMwareInc
4.50%, 05/15/2025		1,800,000	1,797,729
3.90%, 08/21/2027		2,500,000	2,444,455
			57,043,913
Telecommunications - 3.4%
Bharti Airtel Ltd, 4.38%, 06/10/2025		4,100,000	4,084,376
eircom Finance DAC, 2.63%, 02/15/2027	EUR	1,600,000	1,618,270
Eutelsat SA, 9.75%, 04/13/2029	EUR	1,100,000	1,077,194
iliad SA
2.38%, 06/17/2026	EUR	500,000	513,070
5.38%, 05/02/2031	EUR	1,900,000	2,110,928
Matterhorn Telecom SA, 3.13%, 09/15/2026	EUR	1,600,000	1,645,760
PLT VII Finance SARL, 6.39% (3 mo. EURIBOR + 3.50%), 06/15/2031	EUR	1,350,000	1,405,202
PPF Telecom Group BV, 2.13%, 01/31/2025	EUR	5,100,000	5,273,656
RCS & RDS SA, 3.25%, 02/05/2028	EUR	2,400,000	2,407,326
Rogers Communications Inc
2.95%, 03/15/2025		844,000	839,467
5.00%, 02/15/2029		2,000,000	1,987,875
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/2029		2,850,000	2,840,453
Sprint Spectrum Co LLC/Sprint Spectrum Co II LLC/Sprint Spectrum Co III LLC, 4.74%,03/20/2025(a)		35,938	35,921
TDC Net AS
5.06%, 05/31/2028	EUR	1,500,000	1,622,508
5.19%, 08/02/2029	EUR	975,000	1,058,507
Telecommunications Co Telekom Srbija AD Belgrade, 7.00%, 10/28/2029		750,000	749,243
T-Mobile USAInc
3.50%, 04/15/2025		3,000,000	2,986,912
4.75%, 02/01/2028		2,000,000	1,988,391
4.85%, 01/15/2029		1,500,000	1,491,784
United GroupBV
6.75%, 02/15/2031	EUR	675,000	724,699
6.50%, 10/31/2031	EUR	3,775,000	3,992,698
			40,454,240
Transportation Excluding Air/Rail - 1.0%
Abertis Infraestructuras SA, 3.38%, 11/27/2026	GBP	2,000,000	2,422,674
DP World Ltd, 2.38%, 09/25/2026	EUR	5,200,000	5,300,686
GXO Logistics Inc, 1.65%, 07/15/2026		1,675,000	1,591,661
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/2025		200,000	199,310

The accompanying notes are an integral part of these financial statements.

36

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Transportation Excluding Air/Rail - (Continued)
Penske Truck Leasing Co Lp/PTL Finance Corp, 5.55%, 05/01/2028(a)		$775,000	$786,984
Q-Park Holding I BV, 2.00%, 03/01/2027	EUR	1,800,000	1,828,826
			12,130,141
Utilities - 1.3%
Boston Gas Co, 3.00%, 08/01/2029(a)		3,000,000	2,727,304
EEW Energy from Waste GmbH, 0.36%, 06/30/2026	EUR	1,100,000	1,092,735
ENN Clean Energy International Investment Ltd, 3.38%, 05/12/2026		3,000,000	2,923,640
Essential Utilities Inc, 4.80%, 08/15/2027		950,000	949,137
National Central Cooling Co PJSC, 2.50%, 10/21/2027		2,230,000	2,072,798
Vena Energy Capital Pte Ltd, 3.13%, 02/26/2025		3,300,000	3,288,929
Vistra Operations Co LLC, 5.05%, 12/30/2026(a)		525,000	526,124
Yorkshire Water Finance PLC, 1.75%, 11/26/2026	GBP	1,950,000	2,271,918
			15,852,585
TOTAL CORPORATE BONDS (Cost $997,464,537)			995,705,592
CONVERTIBLE BONDS - 5.4%
Banking - 5.1%
ABN AMRO Bank NV, 4.75%, 07/28/2025		500,000	498,497
AIB Group PLC, 4.63% to 05/20/2030 then 5 yr. Swap Rate EUR + 1.90%, 05/20/2035	EUR	7,000,000	7,473,796
Banco Bilbao Vizcaya Argentaria SA
5.75% to 09/15/2028 then 5 yr. Swap Rate EUR + 2.80%, 09/15/2033	EUR	3,000,000	3,311,472
8.25% to 11/30/2028 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.60%, 11/30/2033	GBP	2,000,000	2,705,234
4.88% to 02/08/2031 then 5 yr. Swap Rate EUR + 2.40%, 02/08/2036	EUR	1,100,000	1,191,176
Banco Santander SA, 5.00% to 04/22/2029 then 5 yr. Swap Rate EUR + 2.50%, 04/22/2034	EUR	2,800,000	3,035,880
Bank of Ireland Group PLC, 4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	3,200,000	3,423,976
Bayerische Landesbank
1.00% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.35%, 09/23/2031	EUR	3,500,000	3,449,227
1.38% to 11/22/2027 then 5 yr. Swap Rate EUR + 1.40%, 11/22/2032	EUR	2,300,000	2,224,938
Credit Agricole SA, 1.87% to 12/09/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.50%, 12/09/2031	GBP	1,500,000	1,746,690
de Volksbank NV, 1.75% to 10/22/2025 then 5 yr. Swap Rate EUR + 2.10%, 10/22/2030	EUR	5,600,000	5,742,449
Deutsche Bank AG, 4.00% to 06/24/2025 then Sterling Overnight Index Average + 1.94%, 06/24/2026	GBP	1,000,000	1,244,552
ING Groep NV, 2.13% to 05/26/2026 then 5 yr. Swap Rate EUR + 2.40%, 05/26/2031	EUR	700,000	715,448
Landsbankinn HF, 5.00%, 05/13/2028	EUR	5,025,000	5,462,863
Lloyds Banking Group PLC, 1.99% to 12/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.60%, 12/15/2031	GBP	2,500,000	2,948,302
National Australia Bank Ltd, 1.70% to 09/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.40%, 09/15/2031	GBP	500,000	588,425

The accompanying notes are an integral part of these financial statements.

37

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
CONVERTIBLE BONDS - (Continued)
Banking - (Continued)
NatWest GroupPLC
2.11% to 11/28/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.75%, 11/28/2031	GBP	4,800,000	$5,673,368
5.64% to 10/17/2029 then UK Government Bonds 5 Year Note Generic Bid Yield + 2.10%, 10/17/2034	GBP	1,100,000	1,361,666
Permanent TSB Group Holdings PLC, 3.00% to 08/19/2026 then 5 yr. Swap Rate EUR + 3.22%, 08/19/2031	EUR	2,600,000	2,667,468
Piraeus Bank SA, 4.63% to 07/17/2028 then EURIBOR ICE Swap Rate + 1.72%, 07/17/2029	EUR	2,350,000	2,524,442
Swedbank AB, 7.27% to 11/15/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.80%, 11/15/2032	GBP	1,800,000	2,356,360
			60,346,229
Healthcare - 0.3%
Organon & Co/Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/2028	EUR	4,000,000	4,042,843
TOTAL CONVERTIBLE BONDS (Cost $65,545,521)			64,389,072
BANK LOANS - 3.7%
Capital Goods - 0.1%
Emrld Borrower LP TL, Senior Secured First Lien, 6.83% (3 mo. SOFR US + 2.50%), 08/04/2031		887,775	892,400
Diversified Financial Services - 0.7%
Citadel Securities TL (10/24) TL, Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 10/31/2031		2,481,250	2,491,398
Jane Street Group LLC TL, Senior Secured First Lien, 6.40% (1 mo. SOFR US + 2.00%), 12/15/2031		3,471,078	3,463,980
NAB Holdings LLC TL, Senior Secured First Lien, 7.08% (3 mo. SOFR US + 2.75%), 11/24/2028		2,977,500	2,997,449
			8,952,827
Diversified Media - 0.2%
Advantage Sales & Marketing Inc TL, Senior Secured First Lien, 9.38% (3 mo. SOFR US + 4.25%), 10/28/2027		2,273,181	2,269,806
Healthcare - 0.3%
Financiere Mendel SASU TL, Senior Secured First Lien, 6.18% (3 mo. EURIBOR + 3.50%), 11/13/2030	EUR	1,000,000	1,041,222
Phoenix Guarantor Inc TL, Senior Secured First Lien, 6.95% (3 mo. SOFR US + 2.50%), 02/21/2031		2,481,281	2,493,228
			3,534,450
Railroads - 0.3%
Genesee & Wyoming Inc TL, Senior Secured First Lien, 6.08% (3 mo. SOFR US + 1.75%), 04/10/2031		3,491,250	3,489,068
Restaurants - 0.2%
1011778 BC ULC TL First Lien, 6.32% (1 mo. Term SOFR + 1.75%), 09/23/2030		2,000,000	1,992,920

The accompanying notes are an integral part of these financial statements.

38

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
BANK LOANS - (Continued)
Services - 0.4%
Camelot US Acquisition LLC TL, Senior Secured FirstLien
7.11% (1 mo. SOFR US + 2.75%), 01/31/2031		$1,855,140	$1,856,011
7.11% (1 mo. SOFR US + 2.75%), 01/31/2031		430,233	430,435
7.11% (1 mo. SOFR US + 2.75%), 01/31/2031		39,337	39,356
Circet Europe SASU TL, Senior Secured First Lien, 5.97% (3 mo. EURIBOR + 3.25%), 10/16/2028	EUR	1,000,000	1,034,691
PG Polaris BidCo SARL TL, Senior Secured First Lien
7.33% (3 mo. SOFR US + 3.00%), 03/24/2031		905,416	913,999
7.33% (3 mo. SOFR US + 3.00%), 03/24/2031		295,984	298,790
			4,573,282
Super Retail - 0.2%
Peer Holding III BV (Action) 6/24 TL, Senior Secured First Lien, 5.93% (3 wk. EURIBOR + 3.25%), 11/14/2031	EUR	1,000,000	1,042,895
Peer Holding III BV TL, Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 07/01/2031		880,000	886,050
			1,928,945
Technology - 0.3%
Coherent Corp TL, Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 07/02/2029		1,099,853	1,104,434
Gen Digital Inc TL, Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 09/12/2029		2,441,000	2,436,253
			3,540,687
Telecommunications - 0.5%
Iridium Satellite LLC TL, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 09/20/2030		2,475,000	2,468,812
Masorange Finco PLC TL, Senior Secured First Lien, 6.15% (6 mo. EURIBOR + 3.50%), 04/18/2031	EUR	1,000,000	1,042,351
Odido Holding BV TL, Senior Secured First Lien, 6.58% (3 mo. EURIBOR + 3.90%), 03/29/2029	EUR	1,000,000	1,043,242
Ziggo BV TL, Senior Secured First Lien, 5.90% (1 mo. EURIBOR + 3.00%), 01/31/2029	EUR	1,000,000	1,026,367
			5,580,772
Transportation Excluding Air/Rail - 0.1%
First Student Bidco Inc TL, Senior Secured First Lien
6.89% (3 mo. SOFR US + 2.50%), 07/21/2028		1,189,494	1,193,211
6.89% (1 mo. SOFR US + 2.50%), 07/21/2028		350,642	351,738
			1,544,949
Utilities - 0.4%
Calpine Construction Finance Co LP TL, Senior Secured First Lien, 6.36% (1 mo. SOFR US + 2.00%), 07/31/2030		3,500,000	3,496,342
Constellation Renewables LLC TL, Senior Secured First Lien, 7.03% (3 mo. SOFR US + 2.25%), 12/15/2027		989,946	995,049

The accompanying notes are an integral part of these financial statements.

39

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

		Par	Value
BANK LOANS - (Continued)
Utilities - (Continued)
Vistra Zero Operating Co LLC TL, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.00%), 04/30/2031		$805,950	$808,888
			5,300,279
TOTAL BANK LOANS (Cost $43,791,701)			43,600,385
COLLATERALIZED LOAN OBLIGATIONS - 2.2%
Bain Capital Credit CLO, Series 2024-6A, Class A1, 5.65% (3 mo. Term SOFR + 1.33%), 01/21/2038(a)		2,000,000	2,001,838
Bain Capital Euro CLO, Series 2024-3X, Class A1, 3.91% (3 mo. EURIBOR + 1.30%), 01/18/2038	EUR	2,000,000	2,071,505
Ballyrock CLO Ltd, Series 2024-28A, Class A1A, 5.65% (3 mo. Term SOFR + 1.32%), 01/20/2038(a)		1,375,000	1,375,484
Blackrock European Clo XIII DAC, Series 15X, Class A, 0.00% (3 mo. EURIBOR + 1.29%), 01/28/2038	EUR	1,700,000	1,762,193
Cairn CLO, Series 2024-19X, Class A, 0.00% (3 mo. EURIBOR + 1.30%), 04/15/2039	EUR	2,000,000	2,072,737
CVC Cordatus Loan Fund, Series 33X, Class A1, 4.17% (3 mo. EURIBOR + 1.29%), 03/24/2038	EUR	2,000,000	2,074,487
Henley CLO, Series 12X, Class A1, 4.06% (3 mo. EURIBOR + 1.28%), 01/15/2038	EUR	1,800,000	1,864,995
Invesco Euro CLO, Series 8X, Class A, 4.35% (3 mo. EURIBOR + 1.29%), 10/25/2037	EUR	1,750,000	1,814,231
Jubilee CLO, Series 2024-29X, Class A, 4.31% (3 mo. EURIBOR + 1.30%), 01/15/2039	EUR	2,000,000	2,073,865
Neuberger Berman CLO Ltd, Series 2024-58A, Class A, 5.90% (3 mo. Term SOFR + 1.34%), 10/18/2038(a)		1,100,000	1,103,958
Penta CLO, Series 2024-18X, Class A, 4.14% (3 mo. EURIBOR + 1.28%), 01/15/2038	EUR	2,000,000	2,073,831
Providus CLO, Series 11X, Class A, 0.00% (3 mo. EURIBOR + 1.29%), 01/20/2038	EUR	2,000,000	2,072,737
Trinitas Euro CLO, Series 8X, Class A, 3.93% (3 mo. EURIBOR + 1.30%), 01/15/2038	EUR	2,000,000	2,072,737
Voya Euro CLO, Series 8X, Class A, 0.00% (3 mo. EURIBOR + 1.28%), 01/15/2039(d)	EUR	2,000,000	2,071,701
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $27,282,645)			26,506,299

The accompanying notes are an integral part of these financial statements.

40

Muzinich Low Duration Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Treasury Obligations Fund - Class X, 4.40%(e)	25,713,616	$25,713,616
TOTAL SHORT-TERM INVESTMENTS (Cost $25,713,616)		25,713,616
TOTAL INVESTMENTS - 97.7% (Cost $1,159,798,020)		$1,155,914,964
Other Assets in Excess of Liabilities - 2.3%		27,185,146
TOTAL NET ASSETS - 100.0%		$1,183,100,110

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
PIK - Payment in Kind
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Index Average
EUR - Euro
GBP - British Pound
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $193,504,142 or 16.4% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,071,701 or 0.2% of net assets as of December 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

41

Muzinich Low Duration Fund
Schedule of Forward Currency Contracts
December 31, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	01/15/2025	USD	240,600,618	EUR	219,000,000	$13,610,210
U.S. Bancorp Investments, Inc.	03/19/2025	USD	219,811,230	EUR	207,000,000	4,647,935
U.S. Bancorp Investments, Inc.	01/15/2025	USD	104,003,507	GBP	80,000,000	3,864,646
Net Unrealized Appreciation (Depreciation)						$22,122,791

EUR – Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

42

Muzinich Funds
Statements of Assets and Liabilities
December 31, 2024

	Muzinich Credit Opportunities Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
ASSETS:
Investments, at value	$151,627,472	$58,605,731	$1,155,914,964
Cash	3,608	1,859	152,087
Foreign currency, at value	4,062,212	—	24,769,958
Deposit at broker for future contracts	194,048	—	81,726
Deposit at broker for swap contracts	119,125	—	300,786
Receivable for investments sold	5,383,153	2,509	1,380,776
Interest receivable	2,160,188	1,039,367	15,613,064
Receivable for open forward currency contacts	1,506,331	—	22,122,791
Receivable for fund shares sold	35,907	—	1,320,533
Prepaid expenses and other assets	22,881	12,000	10,646
Total assets	165,114,925	59,661,466	1,221,667,331
LIABILITIES:
Payable for investments purchased	3,547,735	395,953	9,981,051
Distributions payable	926,813	135,249	109,408
Payable for capital shares redeemed	471,566	—	27,865,111
Payable for open forward currency contacts	211,067	—	—
Payable to adviser	103,951	10,675	385,736
Payable for accounting fees	25,572	12,456	57,220
Payable for fund administration	20,856	5,854	73,469
Payable for audit fees	27,400	25,750	25,750
Payable for printing and mailing	9,695	3,865	3,524
Payable for custodian fees	9,111	559	26,224
Payable for transfer agent fees and expenses	8,121	1,383	29,184
Payable for distribution and shareholder servicing fees	3,499	348	—
Payable for compliance fees	2,400	2,400	2,400
Interest payable	—	—	4,512
Due to broker	—	947	—
Payable for expenses and other liabilities	5,343	3,242	3,632
Total liabilities	5,373,129	598,681	38,567,221
NET ASSETS	$ 159,741,796	$59,062,785	$1,183,100,110
Net Assets Consists of:
Paid-in capital	$185,048,605	$62,029,479	$1,198,851,319
Total accumulated losses	(25,306,809)	(2,966,694)	(15,751,209)
Total net assets	$ 159,741,796	$59,062,785	$1,183,100,110
Institutional Class
Net assets	$93,025,533	$2,843,520	$—
Shares issued and outstanding	9,583,575	358,349	—
Net asset value per share	$9.71	$7.94	$—

The accompanying notes are an integral part of these financial statements.

43

Muzinich Funds
Statements of Assets and Liabilities
December 31, 2024(Continued)

	Muzinich Credit Opportunities Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
Supra Institutional Class
Net assets	$66,716,263	$56,219,265	$1,183,100,110
Shares issued and outstanding	6,869,237	7,084,354	125,749,298
Net asset value per share	$9.71	$7.94	$9.41
Cost:
Investments, at cost	$152,187,403	$58,189,037	$1,159,798,020
Foreign currency, at cost	$4,068,827	$—	$25,055,220

The accompanying notes are an integral part of these financial statements.

44

Muzinich Funds
Statements of Operations
For the Year Ended December 31, 2024

	Muzinich Credit Opportunities Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
INVESTMENT INCOME:
Interest income	$12,600,204	$3,942,643	$55,546,295
Other income	32,147	1,330	1,279
Less: withholding taxes	—	—	(50,362)
Total investment income	12,632,351	3,943,973	55,497,212
EXPENSES:
Investment advisory fee	1,483,665	285,063	4,872,470
Accounting fees	139,628	85,289	353,748
Fund administration fees	128,018	42,027	457,847
Shareholder service costs - Institutional Class	67,231	—	—
Custodian fees	56,565	8,248	164,844
Transfer agent fees	50,704	10,620	183,001
Federal and state registration fees	40,557	37,794	61,430
Audit fees	27,911	26,240	26,241
Trustees’ fees	23,466	20,568	36,642
Legal fees	11,046	14,776	11,452
Compliance fees	9,017	9,016	9,017
Reports to shareholders	7,119	780	22,743
Interest expense	—	946	5,786
Other expenses and fees	40,898	10,760	109,003
Total expenses	2,085,825	552,127	6,314,224
Expense reimbursement by Adviser	(534,929)	(250,810)	(896,013)
Net expenses	1,550,896	301,317	5,418,211
Net investment income	11,081,455	3,642,656	50,079,001
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	974,392	(48,546)	4,321,325
Futures contracts	(129,263)	—	—
Forward currency contracts	2,281,389	—	(424,789)
Swap contracts	(227,996)	—	—
Foreign currency translation	(85,055)	17	(1,800,731)
Net realized gain/(loss)	2,813,467	(48,529)	2,095,805
Net change in unrealized appreciation/(depreciation) on:
Investments	(6,489,660)	109,216	(23,426,796)
Forward currency contracts	2,809,181	—	38,711,705
Foreign currency translation	24,640	(65)	(686,803)
Net change in unrealized appreciation/(depreciation)	(3,655,839)	109,151	14,598,106
Net realized and unrealized gain/(loss)	(842,372)	60,622	16,693,911
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 10,239,083	$3,703,278	$66,772,912

The accompanying notes are an integral part of these financial statements.

45

Muzinich Funds
Statements of Changes in Net Assets

	Muzinich Credit Opportunities Fund		Muzinich Flexible U.S. High Yield Income Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$11,081,455	$11,020,926	$3,642,656	$2,398,872
Net realized gain/(loss)	2,813,467	(12,633,081)	(48,529)	(1,834,248)
Net change in unrealized appreciation/ (depreciation)	(3,655,839)	21,427,685	109,151	3,144,688
Net increase in net assets from operations	10,239,083	19,815,530	3,703,278	3,709,312
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Institutional Class	(4,696,215)	(3,734,658)	(192,830)	(162,200)
Distributions to shareholders - Supra Institutional Class	(5,718,411)	(7,416,404)	(3,417,049)	(2,238,150)
Total distributions to shareholders	(10,414,626)	(11,151,062)	(3,609,879)	(2,400,350)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	14,052,459	26,606,552	74,591	1,200,000
Reinvestments - Institutional Class	4,463,800	3,248,634	180,984	151,482
Redemptions - Institutional Class	(18,294,013)	(28,077,505)	(74,308)	(1,656,362)
Redemption fees - Institutional Class	17,121	12,085	743	—
Subscriptions - Supra Institutional Class	5,384,554	22,150,163	10,342,040	18,286,607
Reinvestments - Supra Institutional Class	3,565,761	4,927,786	1,763,908	1,068,424
Redemptions - Supra Institutional Class	(114,986,938)	(70,392,783)	(864,638)	(5,963,331)
Redemption fees - Supra Institutional Class	871	24,052	—	—
Net increase (decrease) in net assets from capital transactions	(105,796,385)	(41,501,016)	11,423,320	13,086,820
NET INCREASE (DECREASE) IN NET ASSETS	(105,971,928)	(32,836,548)	11,516,719	14,395,782
NET ASSETS:
Beginning of the year	265,713,724	298,550,272	47,546,066	33,154,284
End of the year	$159,741,796	$265,713,724	$59,062,785	$47,546,066
SHARES TRANSACTIONS
Subscriptions - Institutional Class	1,432,379	2,751,721	9,430	154,839
Reinvestments - Institutional Class	456,749	334,533	22,825	19,506
Redemptions - Institutional Class	(1,864,456)	(2,914,677)	(9,430)	(208,209)
Subscriptions - Supra Institutional Class	546,065	2,292,038	1,299,711	2,352,575
Reinvestments - Supra Institutional Class	363,727	507,585	222,235	137,516
Redemptions - Supra Institutional Class	(11,589,180)	(7,290,502)	(109,234)	(766,999)
Total increase/(decrease) in shares outstanding	(10,654,716)	(4,490,879)	1,435,537	1,689,228

The accompanying notes are an integral part of these financial statements.

46

Muzinich Funds
Statements of Changes in Net Assets(Continued)

	Muzinich Low Duration Fund
	Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment income	$50,079,001	$43,335,086
Net realized gain/(loss)	2,095,805	(18,034,100)
Net change in unrealized appreciation	14,598,106	49,307,196
Net increase in net assets from operations	66,772,912	74,608,182
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Supra Institutional Class	(54,296,460)	(48,879,002)
Total distributions to shareholders	(54,296,460)	(48,879,002)
CAPITAL TRANSACTIONS:
Subscriptions - Supra Institutional Class	425,440,008	322,905,124
Reinvestments - Supra Institutional Class	54,095,876	48,801,266
Redemptions - Supra Institutional Class	(291,766,908)	(355,831,922)
Redemption fees - Supra Institutional Class	1	249
Net increase in net assets from capital transactions	187,768,977	15,874,717
NET INCREASE IN NET ASSETS	200,245,429	41,603,897
NET ASSETS:
Beginning of the year	982,854,681	941,250,784
End of the year	$1,183,100,110	$982,854,681
SHARES TRANSACTIONS
Subscriptions - Supra Institutional Class	44,963,545	35,068,403
Reinvestments - Supra Institutional Class	5,724,118	5,257,472
Redemptions - Supra Institutional Class	(30,881,898)	(38,374,770)
Total increase in shares outstanding	19,805,765	1,951,105

The accompanying notes are an integral part of these financial statements.

47

MUZINICH CREDIT OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$9.80	$9.50	$10.50	$11.22	$10.89
INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.37	0.26	0.31	0.30
Net realized and unrealized gain (loss) on investments(b)	(0.03)	0.32	(1.14)	(0.20)	0.36
Total from investment operations	0.41	0.69	(0.88)	(0.11)	0.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.39)	(0.05)	(0.41)	(0.26)
Net realized gains	—	—	(0.07)	(0.42)	(0.07)
Total distributions	(0.50)	(0.39)	(0.12)	(0.83)	(0.33)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$9.71	$9.80	$9.50	$10.50	$11.22
Total return	4.20%	7.40%	−8.39%	1.02%	6.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$93,026	$93,668	$89,146	$127,005	$219,841
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.89%	0.85%	0.87%	0.84%	0.81%
After expense reimbursement/recoupment	0.67%	0.68%	0.67%	0.66%	0.65%
Ratio of net investment income to average net assets	4.44%	3.81%	2.65%	2.81%	2.71%
Portfolio turnover rate	164%	135%	168%	139%	174%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

48

MUZINICH CREDIT OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
Supra Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$9.80	$9.50	$10.51	$11.23	$10.90
INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.37	0.27	0.32	0.30
Net realized and unrealized gain (loss) on investments(b)	(0.03)	0.33	(1.15)	(0.20)	0.37
Total from investment operations	0.41	0.70	(0.88)	0.12	0.67
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.40)	(0.06)	(0.42)	(0.27)
Net realized gains	—	—	(0.07)	(0.42)	(0.07)
Total distributions	(0.50)	(0.40)	(0.13)	(0.84)	(0.34)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)
Net asset value, end of year	$9.71	$9.80	$9.50	$10.51	$11.23
Total return	4.28%	7.48%	−8.41%	1.11%	6.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$66,716	$172,046	$209,404	$252,118	$321,285
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.82%	0.77%	0.80%	0.76%	0.75%
After expense reimbursement/recoupment	0.60%	0.60%	0.60%	0.59%	0.59%
Ratio of net investment income to average net assets	4.51%	3.87%	2.74%	2.90%	2.77%
Portfolio turnover rate	164%	135%	168%	139%	174%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

49

Muzinich Flexible U.S. High Yield Income Fund
FINANCIAL HIGHLIGHTS
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$7.91	$7.68	$9.19	$9.97	$9.84
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.56	0.51	0.44	0.50	0.52
Net realized and unrealized gain (loss) on investments(b)	0.03	0.23	(1.50)	(0.07)	0.11
Total from investment operations	0.59	0.74	(1.06)	0.43	0.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	(0.51)	(0.44)	(0.53)	0.50
Net realized gains	—	—	(0.01)	(0.68)	—
Total distributions	(0.56)	(0.51)	(0.45)	(1.21)	(0.50)
Redemption fee per share	0.00(c)	—	—	—	—
Net asset value, end of year	$7.94	$7.91	$7.68	$9.19	$9.97
Total return	7.65%	9.98%	−11.17%	4.42%	6.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,844	$2,655	$2,838	$4,247	$5,905
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.07%	1.26%	1.37%	1.25%	0.97%
After expense reimbursement/recoupment	0.58%	0.58%	0.58%	0.59%	0.58%
Ratio of net investment income (loss) to average net assets	7.05%	6.59%	5.34%	5.06%	5.36%
Portfolio turnover rate	91%	76%	59%	96%	113%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

50

Muzinich Flexible U.S. High Yield Income Fund
FINANCIAL HIGHLIGHTS
Supra Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$7.91	$7.68	$9.18	$9.96	$9.83
INVESTMENT OPERATIONS:
Net investment income(a)	0.56	0.52	0.44	0.51	0.51
Net realized and unrealized gain (loss) on investments(b)	0.03	0.22	(1.49)	(0.08)	0.12
Total from investment operations	0.59	0.74	(1.05)	0.43	0.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	(0.51)	(0.44)	(0.53)	(0.50)
Net realized gains	—	—	(0.01)	(0.68)	—
Total distributions	(0.56)	(0.51)	(0.45)	(1.21)	(0.50)
Redemption fee per share	—	—	—	—	—
Net asset value, end of year	$7.94	$7.91	$7.68	$9.18	$9.96
Total return	7.65%	9.98%	−11.61%	4.43%	6.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$56,219	$44,891	$30,312	$25,222	$62,860
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.07%	1.27%	1.37%	1.19%	0.98%
After expense reimbursement/recoupment	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	7.05%	6.65%	5.46%	5.11%	5.37%
Portfolio turnover rate	91%	76%	59%	96%	113%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

51

Muzinich Low Duration Fund
FINANCIAL HIGHLIGHTS
Supra Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$9.28	$9.05	$9.73	$10.10	$10.05
INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.39	0.26	0.25	0.27
Net realized and unrealized gain (loss) on investments(b)	0.14	0.29	(0.59)	—	(0.01)
Total from investment operations	0.58	0.68	(0.33)	0.25	0.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.45)	(0.10)	(0.62)	(0.21)
Net realized gains	—	—	(0.25)	—	—
Total distributions	(0.45)	(0.45)	(0.35)	(0.62)	(0.21)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	—	—
Net asset value, end of year	$9.41	$9.28	$9.05	$9.73	$10.10
Total return	6.30%	7.63%	−3.41%	2.50%	2.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,183,100	$982,855	$941,251	$369,539	$592,519
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.58%	0.58%	0.61%	0.62%	0.62%
After expense reimbursement/recoupment	0.50%	0.50%	0.50%	0.49%	0.49%
Ratio of net investment income to average net assets	4.63%	4.19%	2.83%	2.46%	2.77%
Portfolio turnover rate	57%	49%	26%	69%	75%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

52

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024
NOTE 1 – ORGANIZATION
The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”), Muzinich Flexible U.S. High Yield Income Fund (“Flexible U.S. High Yield Income Fund”), and Muzinich Low Duration Fund (“Low Duration Fund”) (each a “Fund,” collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016, and June 30, 2016, respectively.
The Funds offer two classes of shares: Institutional shares, and Supra Institutional shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. Currently, the Credit Opportunities Fund offers Supra Institutional and Institutional Class shares, the Flexible U.S. High Yield Income Fund offers Supra Institutional and Institutional Class shares, and the Low Duration Fund offers Supra Institutional shares.
The investment objective of the Credit Opportunities Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the Flexible U.S. High Yield Income Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

53

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
Swap contracts, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.
Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has adopted a Valuation Policy designating Muzinich & Co., Inc. (the “Adviser”) as the Funds’ Valuation Designee. Under Rule 2a-5, the Valuation Designee shall determine the fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Credit Opportunities Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$136,369,149	$—	$136,369,149
Convertible Bonds	—	4,253,533	—	4,253,533
Collateralized Loan Obligations	—	2,798,561	—	2,798,561
Bank Loans	—	9,173	—	9,173
Money Market Funds	208,220	—	—	208,220
U.S. Treasury Bills	—	7,988,836	—	7,988,836
Total Investments	$208,220	$151,419,252	$—	$151,627,472

54

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$1,506,331	$—	$1,506,331
Total Other Financial Instruments		$$1,506,331	$—	$1,506,331
Liabilities:
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(211,067)	$—	$(211,067)
Total Other Financial Instruments	$—	$(211,067)	$—	$(211,067)

[1]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Flexible U.S. High Yield Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$54,016,683	$266,063	$54,282,746
Bank Loans	—	3,302,185	—	3,302,185
Money Market Fund	$1,020,800	$—	$—	$1,020,800
Total Assets	$$1,020,800	$57,318,868	$266,063	$58,605,731

Refer to the Schedule of Investments for further disaggregation of investment categories.
The following is a reconciliation of the Flexible U.S. High Yield Income Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate Bond	Total
Balanced as of December 31, 2023	$—	$—
Acquisitions	275,000	275,000
Dispositions	—	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(8,938)	(8,938)
Transfer in and/or out of Level 3	—	—
Balanced as of December 31, 2024	$266,063	$266,063
Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2024	$(8,938)	$(8,938)

Type of Security	Fair Value of 12/31/24	Valuation Techniques	Unobservable Input	Input Value(s)/ Range	Impact to Valuation from an Increase in Input
Corporate Bond	$266,063	Broker Quote Method	Single broker quote	96.75	Increase

55

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$995,705,592	$—	$995,705,592
Convertible Bonds	—	64,389,072	—	64,389,072
Bank Loans	—	43,600,385	—	43,600,385
Collateralized Loan Obligations	—	24,434,597	2,071,702	26,506,299
Money Market Funds	25,713,616	—	—	25,713,616
Total Assets	$25,713,616	$1,128,129,646	$2,071,702	$1,155,914,964
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$22,122,791	$—	$22,122,791
Total Other Financial Instruments	$—	$22,122,791	$—	$22,122,791

[1]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The following is a reconciliation of the Low Duration Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Collateralized Loan Obligation CLO	Total
Balanced as of December 31, 2023	$—	$—
Acquisitions	2,124,699	2,124,699
Dispositions	—	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(52,997)	(52,997)
Transfer in and/or out of Level 3	—	—
Balanced as of December 31, 2024	$2,071,702	$2,071,702
Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2024	$(52,997)	$(52,997)

Type of Security	Fair Value of 12/31/24	Valuation Techniques	Unobservable Input	Input Value(s)/ Range	Impact to Valuation from an Increase in Input
Collateralized Loan Obligation CLO	$2,071,702	Market Transaction Method	Recent Transaction	103.59	Increase

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.
The Advisor, as the Funds’ Valuation Designee, oversees valuation techniques.
The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and` why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment

56

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.
The average notional value of forward foreign currency exchange contracts outstanding during the year ended December 31, 2024, for the Credit Opportunities Fund and Low Duration Fund was $85,489,039, and $528,870,315, respectively. Forward foreign currency exchange contracts entered during the year ended December 31, 2024, were with the U.S Bancorp Investments, Inc. for the Credit Opportunities Fund, and the Low Duration Fund. The Credit Opportunities Fund’s average notional value when in use of exchange traded futures contracts outstanding during the year ended December 31, 2024, was $4,866,817 and were entered into with Morgan Stanley. The Credit Opportunities Fund entered into swap contract transactions with Barclays Investment Bank, Bank of America, Goldman Sachs & Co., and BNP Paribas, Inc. during the year ended December 31, 2024, at an average transaction notional value of $324,815, $474,594, $329,455, $393,328, respectively.
The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The notional amount for swap contracts is the principal value. The average notional amounts are based on the notional amounts at each month end during the period for futures and the daily notional amounts for swaps.
The following tables show the effects of derivative instruments on the financial statements.
Statements of Assets and Liabilities
Fair values of derivative instruments as of December 31, 2024:
Credit Opportunities Fund

	Asset Derivatives as of December 31, 2024		Liability Derivatives as of December 31, 2024
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$1,506,331	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(211,067)
		$1,506,331		$(211,067)

Low Duration Fund

	Asset Derivatives as of December 31, 2024		Liability Derivatives as of December 31, 2024
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$22,122,791	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$—
		$22,122,791		$—

57

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
Statements of Operations
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024:
Credit Opportunities Fund

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain (loss) on forward foreign currency exchange contracts	$2,281,389	$2,809,181
Credit Default - Swap Contracts	Net realized and unrealized gain (loss) on swap contracts	(227,996)	—
Futures Contracts	Net realized and unrealized gain (loss) on futures contracts	(129,263)	—
		$1,924,130	$2,809,181

Low Duration Fund

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain (loss) on forward foreign currency exchange contracts	$(424,789)	$38,711,705

The Flexible U.S. High Yield Income Fund did not have derivatives activity during the year ended December 31, 2024.
B.
Swap Contracts. A swap, which may be a customized and privately negotiated agreement or a standardized and exchange-traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as applicable, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid. The Credit Opportunities Fund had swap contracts activity during the year ended December 31, 2024. Realized and unrealized gains and losses are included in the Statements of Operations. The Flexible U.S. High Yield Income Fund and the Low Duration Fund did not have swap contracts activity during the year ended December 31, 2024.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a

58

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Credit Opportunities Fund had futures contracts activity during the year ended December 31, 2024. Realized and unrealized gains and losses are included in the Statements of Operations. The Flexible U.S. High Yield Income Fund and the Low Duration Fund did not have futures contracts activity during the year ended December 31, 2024.
D.
Forward Foreign Currency Exchange Contracts. During the year ended December 31, 2024, the Credit Opportunities Fund, Low Duration Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. The Flexible U.S. High Yield Income Fund did not have forward foreign currency exchange contract activity during the year ended December 31, 2024.

E.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.

F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

59

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.
As of December 31, 2024, the Credit Opportunities Fund, the Flexible U.S. High Yield Income Fund, and Low Duration Fund, did not defer any post-October losses as of December 31, 2024. The Low Duration Fund deferred, on a tax basis, late-year losses of $1,175,477. The Credit Opportunities Fund and the Flexible U.S. High Yield Income Fund did not defer any late-year losses as of December 31, 2024.
As of December 31, 2024, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Credit Opportunities Fund	Flexible U.S. High Yield Income Fund	Low Duration Fund
Short-Term Capital Loss Carryovers	$19,283,663	$997,486	$1,084,686
Long-Term Capital Loss Carryovers	7,252,101	2,428,291	9,338,808
Total	$26,535,764	$3,425,777	$10,423,494

As of December 31, 2024, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
G.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Credit Opportunities Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the Flexible U.S. High Yield Income Fund, and Low Duration Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis, if applicable.

I.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

60

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

M.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.
Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.
N.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.

61

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
O.
Deposits at Broker. Deposits at broker represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such deposits are excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on such deposits is recorded in “Other income” on the Statements of Operations, if applicable.

P.
Offsetting Agreements. The Funds may be subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of December 31, 2024:
Credit Opportunities Fund

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency exchange contracts	$1,506,331	$ —	$1,506,331	$(211,067)	$ —	$1,295,264
Liabilities
Forward foreign currency exchange contracts	(211,067)	—	(211,067)	(211,067)	—	—

Low Duration Fund

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency exchange contracts	$22,122,791	$ —	$22,122,791	$ —	$ —	$ 22,122,791
Liabilities
Forward foreign currency exchange contracts	—	—	—	$ —	—	—

The above forward foreign currency exchange contracts had U.S. Bank N.A. as their counterparty.
Q.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant

62

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
R.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended December 31, 2024, there were no adjustments made.
S.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements, except for the following. On February 12, 2025, the Board approved a change to the Credit Opportunities Fund's name and corresponding revisions to the description of the Credit Opportunities Fund's principal investment strategy, details of which can be found in a supplement to the Credit Opportunities Fund's summary prospectus date April 30, 2024 that was filed with the SEC on February 26, 2025.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Muzinich & Co., Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Credit Opportunities Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the Flexible U.S. High Yield Income Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. The investment advisory fees incurred by the Funds for the year ended December 31, 2024, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) to limit total expenses to 0.60%, 0.58%, and 0.50% of the Credit Opportunities Fund’s, Flexible U.S. High Yield Income Fund’s, and Low Duration Fund’s average daily net assets, respectively. The Operating Expenses Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amounts of fees waived and expenses absorbed by the Advisor during the year ended December 31, 2024, are disclosed in the Statements of Operations. Any amount due from the Advisor is paid monthly to the Funds, if applicable.

63

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
As of December 31, 2024, the remaining cumulative amounts that may be recouped by the Advisor on behalf of the Funds are shown in the following tables. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated.

Expiration	Credit Opportunities Fund	Flexible U.S. High Yield Income Fund	Low Duration Fund
December 31, 2025	$666,995	$233,047	$596,208
December 31, 2026	486,807	247,658	838,624
December 31, 2027	534,929	250,810	896,013
Total	$1,688,731	$731,515	$2,330,845

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended December 31, 2024, are disclosed in the Statements of Operations.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.
Pursuant to a Shareholder Service Plan adopted by the Trust and established by the Funds with respect to the Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Shareholder Service Plan, the Advisor may enter into shareholder service agreements with securities broker- dealers and other securities professionals who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the year ended December 31, 2024, are disclosed in the Statements of Operations.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2024, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$383,616,578	$498,348,951
Flexible U.S. High Yield Income Fund	55,533,188	45,007,639
Low Duration Fund	773,530,605	585,917,201

For the year ended December 31, 2024, the cost of purchases and proceeds from the sales and maturities of long-term U.S. Government obligations included in the above, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$92,995,504	$129,466,162

There were no purchases or sales/maturities of long-term U.S. Government securities for the Flexible U.S. High Yield Income Fund, and Low Duration Fund during the year ended December 31, 2024.

64

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended December 31, 2024, and the year ended December 31, 2023, was as follows:

	Ordinary Income
	December 31,
	2024	2023
Credit Opportunities Fund	$10,414,626	$11,151,062
Flexible U.S. High Yield Income Fund	3,609,879	2,400,350
Low Duration Fund	54,296,460	48,879,002

Long-Term Capital Gains[1]
December 31,
	2024	2023
Credit Opportunities Fund	$ —	$ —
Flexible U.S. High Yield Income Fund	—	—
Low Duration Fund	—	—

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).
The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
The cost basis of investments for federal income tax purposes as of the most recent fiscal year ended December 31, 2024, was as follows:

	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund
Cost of Investments	$152,204,733	$58,198,388	$1,159,800,980
Gross tax unrealized appreciation	1,391,043	943,325	9,897,098
Gross tax unrealized depreciation	(1,968,304)	(535,982)	(13,783,114)
Net tax unrealized appreciation (depreciation)	(577,261)	407,343	(3,886,016)
Undistributed ordinary income (loss)	1,757,163	51,740	—
Undistributed long-term capital gains (losses)	—	—	—
Total distributable earnings	1,757,163	51,740	—
Other distributable (accumulated) gains (losses)	(26,486,711)	(3,425,777)	(11,865,193)
Total distributable (accumulated) earningst (losses)	$(25,306,809)	$(2,966,694)	$(15,751,209)

65

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Credit Opportunities Fund, Flexible U.S. High Yield Income Fund, and Low Duration Fund credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the year ended December 31, 2024, are as follows:

Credit Opportunities Fund
Maximum available credit	$18,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of December 31, 2024	—
Average interest rate when in use	—
Flexible U.S. High Yield Income Fund
Maximum available credit	$7,000,000
Largest amount outstanding on an individual day	18,000
Average daily loan outstanding when in use	18,000
Credit facility outstanding as of December 31, 2024	—
Average interest rate when in use	8.50%
Low Duration Fund
Maximum available credit	$80,000,000
Largest amount outstanding on an individual day	22,827,000
Average daily loan outstanding when in use	22,827,000
Credit facility outstanding as of December 31, 2024	—
Average interest rate when in use	8.50%

Interest expense for the year ended December 31, 2024, is disclosed in the Statements of Operations, if applicable.

66

Muzinich Funds
Approval of Investment Advisory Agreement (Unaudited)
MUZINICH CREDIT OPPORTUNITIES FUND
MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
MUZINICH LOW DURATION FUND
At a meeting held on August 14-15, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Muzinich and Co., Inc. (the “Advisor”) for each of the Muzinich Credit Opportunities Fund, the Muzinich Flexible U.S. High Yield Income Fund and the Muzinich Low Duration Fund (each a “Fund,” and together, the “Funds”). At this meeting and at a prior meeting held on June 13, 2024, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
  1. The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.
  2. The Funds’ historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2024. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
For the Muzinich Credit Opportunities Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one- and three-year periods and outperformed for the five-year period. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, and five-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark,

67

Muzinich Funds
Approval of Investment Advisory Agreement (Unaudited)(Continued)
noting that the Fund underperformed its benchmark for the one-year period and outperformed the benchmark for the three-, five- and ten-year periods. The Board noted that the Fund outperformed the Advisor’s similarly managed account composite for the one-and three-year periods, and underperformed for the, five-and ten-year periods.
For the Muzinich Flexible U.S. High Yield Income Fund, the Board noted the Fund underperformed its Morningstar peer group average for the one-, three-, and five-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three- and five-year periods. The Board noted that the Fund underperformed its broad-based securities market benchmark for the one-year, three-, and five-year periods. The Board also noted the Fund’s underperformance compared to the Advisor’s similarly managed account composite for the one-year, three-year and five-year periods, noting that such differences were not significant.
For the Muzinich Low Duration Fund, the Board noted the Fund outperformed its Morningstar peer group average for the one-, three-, and five-year periods. The Board also noted that the Fund outperformed the average of its Cohort for the one-, three-, and five-year periods. The Board noted that the Fund outperformed its broad-based securities market benchmark for the one-year, three-year and five-year periods. The Board also noted the Fund underperformed the Advisor’s similarly managed account composite for the one-year period and outperformed for the three- and five-year periods, noting that such differences were not significant.
  3. The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.
For the Muzinich Credit Opportunities Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.60% for the Fund excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was below its peer group average. The Board noted that the Fund’s advisory fee was above its Cohort median and average and its net expense ratio was at the Cohort median and above the average. The Board considered that the fees charged to similarly managed separate account clients and a UCITs fund were higher or lower than those charged to the Muzinich Credit Opportunities Fund and that there were a number of factors accounting for those differences. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
For the Muzinich Flexible U.S. High Yield Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.58% for the Fund excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Trustees also noted that the Fund’s net expense ratio was lower than the average of its peer group. The Board noted that the Fund’s advisory fee and net expense ratio were lower than the median and average of its Cohort. The Board considered that the fees charged to similarly managed separate account clients and a UCITs fund were higher or lower than those charged to the Muzinich Flexible U.S. High Yield Income Fund and that there were a number of factors accounting for those differences. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
For the Muzinich Low Duration Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.50% for the Fund excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Trustees also noted that the Fund’s net expense ratio was lower than its peer group average. The Board noted that the Fund’s advisory fee and net expense were lower than the median and

68

Muzinich Funds
Approval of Investment Advisory Agreement (Unaudited)(Continued)
average of its Cohort. The Board considered that the fees charged to similarly managed separate account clients and a UCITs fund were higher or lower than those charged to the Muzinich Low Duration Fund and that there were a number of factors accounting for those differences. The Board concluded that the fees paid to the Advisor were fair and reasonable.
  4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.
  5. The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional material benefits derived by the Advisor from its relationship with the Funds, particularly benefits to be received in exchange for shareholder servicing fees on Institutional Class shares paid to the Advisor. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

69

Muzinich Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of
Muzinich Funds and
The Board of Trustees of
Professionally Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Muzinich Credit Opportunities Fund, Muzinich Flexible U.S. High Yield Income Fund, and Muzinich Low Duration Fund (collectively, the “Funds”), each a series of Professionally Managed Portfolios, including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 28, 2025

70

Muzinich Funds
Additional Information (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Credit Opportunities Fund	0.00%
U.S. High Yield Fund	0.00%
Low Duration Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2024, was as follows:

Credit Opportunities Fund	0.00%
U.S. High Yield Fund	0.00%
Low Duration Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

Credit Opportunities Fund	0.00%
U.S. High Yield Fund	0.00%
Low Duration Fund	0.00%

INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling toll-free 1-855-MUZINICH (1-855-689-4642).

71

Muzinich Funds
Additional Information (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

72

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	3/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	3/6/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	3/6/2025

* Print the name and title of each signing officer under his or her signature.